                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21482
                                   ---------------------------------------------

                             AIG Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                Vincent M. Marra
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: October 31
                        --------------------------

Date of reporting period:  October 31, 2006
                         -------------------------

Item 1. Reports to Stockholders

       2006 ANNUAL REPORT

[LOGO]

     High Watermark Funds
     2010 High Watermark Fund
     2015 High Watermark Fund
     2020 High Watermark Fund

     Horizon Funds
     Long Horizon Fund
     Short Horizon Income Fund

                                    [GRAPHIC]



                                    [GRAPHIC]
[LOGO] AIG SunAmerica
       Mutual Funds

                        Table of Contents

          MESSAGE FROM THE PRESIDENT.............................  1
          EXPENSE EXAMPLE........................................  2
          STATEMENT OF ASSETS AND LIABILITIES....................  4
          STATEMENT OF OPERATIONS................................  6
          STATEMENT OF CHANGES IN NET ASSETS.....................  7
          FINANCIAL HIGHLIGHTS...................................  8
          PORTFOLIO OF INVESTMENTS............................... 10
          NOTES TO FINANCIAL STATEMENTS.......................... 20
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM 32
          APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY
          AGREEMENTS............................................. 33
          TRUSTEE AND OFFICER INFORMATION........................ 36
          SHAREHOLDER TAX INFORMATION............................ 38
          COMPARISONS: FUNDS vs. INDEXES......................... 39

        A Message from the President

Dear Shareholders,

We are pleased to present you with the annual report for the High Watermark Funds and the Horizon Funds for the period ending October 31, 2006.

These products provide investors with risk controlled exposure to the S&P 500. In addition, the High Watermark Funds, subject to certain conditions, offer a unique guarantee to preserve both principal and investment gains over the life of the each Fund. The Funds seek to achieve their goals through utilization of proprietary methodology developed by the Funds' subadviser, Trajectory Asset Management LLC.

These Funds do not purchase individual securities but rather invest in S&P 500 Index Futures and related options and high-quality, fixed-income instruments. Therefore, it is important to understand the broad movements of the S&P 500, the U.S. Government bond market, and each Fund's asset allocation in order to evaluate their performance. The commentary from the Trajectory portfolio team enclosed in this report provides useful information.

We believe these Funds are ideal vehicles for retirement savings, college savings or any savings goal with a set time horizon. Furthermore, we believe that the AIG Series Trust High Watermark Funds and Horizon Funds both can play an important role within diversified portfolios. Be sure to sit down with you financial adviser to review your portfolio.

We thank you for including AIG SunAmerica Mutual Funds in your investment plan. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President & CEO
AIG SunAmerica Asset Management Corp.

--------
Shares of the High Watermark Funds held until maturity date (as defined in the prospectus) will be subject to the guaranteed payout. Redeeming or exchanging shares of the High Watermark Funds prior to the maturity date is at each High Watermark Fund's then-current net asset value, which may be less than your initial investment. Assumes you reinvest all dividends and distributions and do not redeem shares during the investment period (and that no extraordinary fund expenses occurred).

If the Adviser fails to perform certain obligations under the master agreement (master agreement risk), or the Board of Trustees determines that it is in the best interests of shareholders to liquidate a High Watermark Fund (early fund termination risk), shareholders will receive upon redemption the then-current NAV, which may be lower than the high watermark value at maturity. The Protected High Watermark Value for a High Watermark Fund is the highest net asset value per share attained, adjusted for all dividend, distributions and extraordinary expenses.

The High Watermark Funds' guarantee is backed by a master agreement ("Master Agreement") between AIG Series Trust on behalf of the High Watermark Funds, and Prudential Global Funding ("PGF"). PGF's obligations are guaranteed by its parent, Prudential Financial, Inc. ("Prudential Financial"). The Master Agreement is solely the obligation of PGF and Prudential Financial. The Master Agreement is an obligation that runs solely to the High Watermark Funds, not to the High Watermark Funds' shareholders. PGF's obligations under the Master Agreement are dependent on the financial condition of PGF and Prudential Financial. The guaranteed payout will be reduced by any redemptions of High Watermark Fund shares or distributions taken in cash, sales charges and extraordinary fund expenses. Distributions from the High Watermark Funds are taxable whether or not you reinvest them in additional shares of the High Watermark Funds. The guaranteed payout under the Master Agreement does not apply to shares redeemed during the investment period, and shareholders can lose money on shares redeemed early. Neither the High Watermark Funds nor AIG SunAmerica Asset Management Corp. is obligated to replace the Master Agreement provider or Prudential Financial should they be unable to make repayments necessary to support the guaranteed payout. The Master Agreement increases the High Watermark Funds' expenses and could lower fund performance. If the Master Agreement with PGF is terminated, the fee payable under a new agreement may be higher.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index

        AIG Series Trust
        EXPENSE EXAMPLE -- October 31, 2006 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the AIG Series Trust (the "Trust" or the "Funds"), you may incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) on investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at May 1, 2006 and held until October 31, 2006.

Actual Expenses

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months ended October 31, 2006" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months ended October 31, 2006" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the six months ended October 31, 2006" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the six months ended October 31, 2006" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months ended October 31, 2006" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months ended October 31, 2006" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectuses and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months ended October 31, 2006" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or your qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

        AIG Series Trust
        EXPENSE EXAMPLE -- October 31, 2006 -- (unaudited) (continued)

                                              Actual                                       Hypothetical
                          ----------------------------------------------- ----------------------------------------------
                                                                                        Ending Account
                                         Ending Account   Expenses Paid                  Value Using a   Expenses Paid
                            Beginning     Value Using       During the      Beginning   Hypothetical 5%    During the
                          Account Value Actual Return at Six Months Ended Account Value Assumed Return  Six Months Ended
                            at May 1,     October 31,      October 31,      at May 1,   at October 31,    October 31,
                              2006            2006            2006*           2006           2006            2006*
                          ------------- ---------------- ---------------- ------------- --------------- ----------------
2010 High Watermark Fund
  Class A#...............   $1,000.00      $1,028.79          $ 8.44        $1,000.00      $1,016.89         $ 8.39
  Class C#...............   $1,000.00      $1,025.99          $11.75        $1,000.00      $1,013.61         $11.67
  Class I#...............   $1,000.00      $1,031.61          $ 6.04        $1,000.00      $1,019.26         $ 6.01
2015 High Watermark Fund
  Class A#...............   $1,000.00      $1,059.95          $ 8.57        $1,000.00      $1,016.89         $ 8.39
  Class C#...............   $1,000.00      $1,056.52          $11.92        $1,000.00      $1,013.61         $11.67
  Class I#...............   $1,000.00      $1,062.56          $ 6.13        $1,000.00      $1,019.26         $ 6.01
2020 High Watermark Fund
  Class A#...............   $1,000.00      $1,080.32          $ 8.65        $1,000.00      $1,016.89         $ 8.39
  Class C#...............   $1,000.00      $1,076.92          $12.04        $1,000.00      $1,013.61         $11.67
  Class I#...............   $1,000.00      $1,083.78          $ 6.20        $1,000.00      $1,019.26         $ 6.01
Long Horizon Fund
  Class A#...............   $1,000.00      $1,058.35          $ 6.74        $1,000.00      $1,018.65         $ 6.61
  Class C#...............   $1,000.00      $1,054.44          $10.10        $1,000.00      $1,015.38         $ 9.91
Short Horizon Income Fund
  Class A#...............   $1,000.00      $1,027.11          $ 6.39        $1,000.00      $1,018.90         $ 6.36
  Class C#...............   $1,000.00      $1,023.36          $ 9.69        $1,000.00      $1,015.63         $ 9.65




                            Expense
                          Ratio as of
                          October 31,
                             2006*
                          -----------
2010 High Watermark Fund
  Class A#...............    1.65%
  Class C#...............    2.30%
  Class I#...............    1.18%
2015 High Watermark Fund
  Class A#...............    1.65%
  Class C#...............    2.30%
  Class I#...............    1.18%
2020 High Watermark Fund
  Class A#...............    1.65%
  Class C#...............    2.30%
  Class I#...............    1.18%
Long Horizon Fund
  Class A#...............    1.30%
  Class C#...............    1.95%
Short Horizon Income Fund
  Class A#...............    1.25%
  Class C#...............    1.90%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or your qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and, the "Actual/Hypothetical Expenses Paid During the Six Months ended October 31, 2006" and the "Expense Ratios" would have been higher.

        AIG Series Trust
        STATEMENT OF ASSETS AND LIABILITIES -- October 31, 2006


                                                                                           2010 High     2015 High    2020 High
                                                                                           Watermark     Watermark    Watermark
                                                                                         ------------  ------------  -----------
ASSETS:
Long-term investment securities, at value* (unaffiliated)............................... $219,261,128  $ 87,743,355  $28,274,997
Short-term investment securities, at value* (unaffiliated)..............................   70,443,474    71,724,069   32,063,513
Repurchase agreement (cost equals market)...............................................           --       132,000           --
                                                                                         ------------  ------------  -----------
  Total investments.....................................................................  289,704,602   159,599,424   60,338,510
                                                                                         ------------  ------------  -----------
Cash....................................................................................       45,094           272       41,077
Receivable for:
  Shares of beneficial interest sold....................................................      151,520            --       93,700
  Dividends and interest................................................................           --            11           --
Prepaid expenses and other assets.......................................................        6,700         2,684          965
Due from investment adviser for expense reimbursements/fee waivers......................       24,101        15,470       11,459
Variation margin on futures contracts...................................................           --            --           --
                                                                                         ------------  ------------  -----------
  Total assets..........................................................................  289,932,017   159,617,861   60,485,711
                                                                                         ------------  ------------  -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed................................................      432,581        83,844       17,944
  Investments purchased.................................................................           --            --           --
  Options written@......................................................................      521,250       477,950       56,575
  Investment advisory and management fees...............................................      158,494        86,226       32,412
  Distribution and service maintenance fees.............................................      156,696        68,993       24,352
  Transfer agent fees and expenses......................................................       71,667        38,411       21,591
  Trustees' fees and expenses...........................................................        8,373         2,351        1,089
  Other accrued expenses................................................................      183,098        94,499       62,340
  Dividends payable.....................................................................           --            --           --
  Variation margin on futures contracts.................................................           --            --          329
                                                                                         ------------  ------------  -----------
  Total liabilities.....................................................................    1,532,159       852,274      216,632
                                                                                         ------------  ------------  -----------
   Net assets........................................................................... $288,399,858  $158,765,587  $60,269,079
                                                                                         ============  ============  ===========
NET ASSETS REPRESENTED BY:
Paid-in capital.........................................................................  274,857,058   145,734,440   54,768,747
Accumulated undistributed net investment income (loss)..................................    5,827,703     3,422,245    1,331,749
Accumulated undistributed net realized gain (loss) on investments, futures contracts and
 options contracts......................................................................    4,640,952     4,058,896    1,863,562
Unrealized appreciation (depreciation) on investments...................................   (3,458,035)     (856,816)    (203,115)
Unrealized appreciation (depreciation) on futures contracts and options contracts.......    6,532,180     6,406,822    2,508,136
                                                                                         ------------  ------------  -----------
Net assets.............................................................................. $288,399,858  $158,765,587  $60,269,079
                                                                                         ============  ============  ===========
*Cost
  Long-term Investment securities (unaffiliated)........................................ $222,716,872  $ 88,599,258  $28,477,307
                                                                                         ============  ============  ===========
  Short-term investment securities (unaffiliated)....................................... $ 70,445,765  $ 71,724,982  $32,064,318
                                                                                         ============  ============  ===========
@Premiums received on options written................................................... $    489,271  $    447,297  $    53,449
                                                                                         ============  ============  ===========

                                                                                                        Short
                                                                                            Long       Horizon
                                                                                          Horizon+     Income+
                                                                                         ----------  ----------
ASSETS:
Long-term investment securities, at value* (unaffiliated)............................... $1,225,613  $2,021,323
Short-term investment securities, at value* (unaffiliated)..............................    968,207     212,173
Repurchase agreement (cost equals market)...............................................         --          --
                                                                                         ----------  ----------
  Total investments.....................................................................  2,193,820   2,233,496
                                                                                         ----------  ----------
Cash....................................................................................     24,127      14,155
Receivable for:
  Shares of beneficial interest sold....................................................         --          --
  Dividends and interest................................................................      6,902       5,659
Prepaid expenses and other assets.......................................................         31          31
Due from investment adviser for expense reimbursements/fee waivers......................     36,216      31,816
Variation margin on futures contracts...................................................         --          --
                                                                                         ----------  ----------
  Total assets..........................................................................  2,261,096   2,285,157
                                                                                         ----------  ----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed................................................         --          --
  Investments purchased.................................................................         --          --
  Options written@......................................................................      9,800       4,250
  Investment advisory and management fees...............................................      1,204       1,129
  Distribution and service maintenance fees.............................................        705         718
  Transfer agent fees and expenses......................................................      1,014       1,021
  Trustees' fees and expenses...........................................................        368         368
  Other accrued expenses................................................................     38,180      39,024
  Dividends payable.....................................................................         --          80
  Variation margin on futures contracts.................................................         --          --
                                                                                         ----------  ----------
  Total liabilities.....................................................................     51,271      46,590
                                                                                         ----------  ----------
   Net assets........................................................................... $2,209,825  $2,238,567
                                                                                         ==========  ==========
NET ASSETS REPRESENTED BY:
Paid-in capital.........................................................................  2,101,031   2,190,933
Accumulated undistributed net investment income (loss)..................................     65,746      21,771
Accumulated undistributed net realized gain (loss) on investments, futures contracts and
 options contracts......................................................................    (20,332)     (4,459)
Unrealized appreciation (depreciation) on investments...................................    (30,253)       (626)
Unrealized appreciation (depreciation) on futures contracts and options contracts.......     93,633      30,948
                                                                                         ----------  ----------
Net assets.............................................................................. $2,209,825  $2,238,567
                                                                                         ==========  ==========
*Cost
  Long-term Investment securities (unaffiliated)........................................ $1,255,887  $2,021,946
                                                                                         ==========  ==========
  Short-term investment securities (unaffiliated)....................................... $  968,186  $  212,176
                                                                                         ==========  ==========
@Premiums received on options written................................................... $    8,610  $    3,493
                                                                                         ==========  ==========

--------
+  See Note 1.

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF ASSETS AND LIABILITIES -- October 31, 2006 -- (continued)


                                                                                               2010 High    2015 High
                                                                                               Watermark    Watermark
                                                                                              ------------ -----------
Class A (unlimited shares authorized):
Net assets................................................................................... $126,810,343 $88,218,559
Shares of beneficial interest issued and outstanding.........................................   11,828,084   7,561,108
Net asset value and redemption price per share (excluding any applicable contingent deferred
 sales charge)............................................................................... $      10.72 $     11.67
Maximum sales charge (5.75% of offering price)...............................................         0.65        0.71
                                                                                              ------------ -----------
Maximum offering price to public............................................................. $      11.37 $     12.38
                                                                                              ============ ===========
Class C (unlimited shares authorized):
Net assets................................................................................... $133,708,632 $45,450,044
Shares of beneficial interest issued and outstanding.........................................   12,547,300   3,920,206
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)...................................................................... $      10.66 $     11.59
                                                                                              ============ ===========
Class I (unlimited shares authorized):
Net assets................................................................................... $ 27,880,883 $25,096,984
Shares of beneficial interest issued and outstanding.........................................    2,589,069   2,142,058
Net asset value, offering and redemption price per share..................................... $      10.77 $     11.72
                                                                                              ============ ===========

                                                                                                                       Short
                                                                                               2020 High     Long     Horizon
                                                                                               Watermark   Horizon+   Income+
                                                                                              ----------- ---------- ----------
Class A (unlimited shares authorized):
Net assets................................................................................... $34,897,375 $2,105,203 $2,134,170
Shares of beneficial interest issued and outstanding.........................................   2,914,234    200,202    208,851
Net asset value and redemption price per share (excluding any applicable contingent deferred
 sales charge)............................................................................... $     11.97 $    10.52 $    10.22
Maximum sales charge (5.75% of offering price)...............................................        0.73       0.64       0.62
                                                                                              ----------- ---------- ----------
Maximum offering price to public............................................................. $     12.70 $    11.16 $    10.84
                                                                                              =========== ========== ==========
Class C (unlimited shares authorized):
Net assets................................................................................... $14,750,787 $  104,622 $  104,397
Shares of beneficial interest issued and outstanding.........................................   1,239,709     10,003     10,244
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)...................................................................... $     11.90 $    10.46 $    10.19
                                                                                              =========== ========== ==========
Class I (unlimited shares authorized):
Net assets................................................................................... $10,620,917 $       -- $       --
Shares of beneficial interest issued and outstanding.........................................     883,209         --         --
Net asset value, offering and redemption price per share..................................... $     12.03 $       -- $       --
                                                                                              =========== ========== ==========

--------
+  See Note 1.

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF OPERATIONS -- For the period ended October 31, 2006


                                                                                             2010 High    2015 High    2020 High
                                                                                             Watermark    Watermark    Watermark
                                                                                            -----------  -----------  ----------
INCOME:
Interest (unaffiliated).................................................................... $12,690,301  $ 6,340,980  $2,379,322
                                                                                            -----------  -----------  ----------
Expenses:
  Investment advisory and management fees..................................................   1,955,618      898,229     327,850
  Distribution and service maintenance fees:
   Class A.................................................................................     466,334      264,472     103,234
   Class C.................................................................................   1,414,723      408,930     122,890
   Service fees Class I....................................................................      65,384       54,332      21,635
  Transfer agent fees and expenses:
   Class A.................................................................................     316,832      183,082      80,251
   Class C.................................................................................     338,823      100,655      32,221
   Class I.................................................................................      59,315       49,482      21,371
  Registration fees:
   Class A.................................................................................      35,503       25,127      16,496
   Class C.................................................................................      29,527       15,785      11,930
   Class I.................................................................................      19,065       16,531      14,223
  Custodian and accounting fees............................................................      96,751       44,816      31,993
  Reports to shareholders..................................................................      93,994       24,060       1,820
  Audit and tax fees.......................................................................      23,665       23,665      23,665
  Legal fees...............................................................................      60,739       21,284      14,112
  Trustees' fees and expenses..............................................................      21,174        6,861       2,126
  Fees paid to Prudential Global Funding, Inc. (Note 1)....................................   1,053,025      483,922     176,629
  Other expenses...........................................................................      30,259       16,213       9,690
                                                                                            -----------  -----------  ----------
   Total expenses before fee waivers, expense reimbursements and custody credits...........   6,080,731    2,637,446   1,012,136
   Fees waived and expenses reimbursed by investment advisor (Note 3)......................    (320,373)    (193,724)   (139,907)
   Custody credits earned on cash balances.................................................        (664)        (838)     (1,128)
                                                                                            -----------  -----------  ----------
   Net expenses............................................................................   5,759,694    2,442,884     871,101
                                                                                            -----------  -----------  ----------
Net investment income (loss)...............................................................   6,930,607    3,898,096   1,508,221
                                                                                            -----------  -----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated).....................................  (1,339,658)       8,959      (8,366)
Net realized gain (loss) on futures contracts and options contracts........................   2,456,084    2,319,900   1,216,708
                                                                                            -----------  -----------  ----------
Net realized gain (loss) on investments....................................................   1,116,426    2,328,859   1,208,342
                                                                                            -----------  -----------  ----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated).............   1,800,502      642,066     144,172
Change in unrealized appreciation (depreciation) on futures contracts and options contracts  10,016,265    8,111,953   3,163,546
                                                                                            -----------  -----------  ----------
Net unrealized gain (loss) on investments..................................................  11,816,767    8,754,019   3,307,718
                                                                                            -----------  -----------  ----------
Net realized and unrealized gain (loss) on investments.....................................  12,933,193   11,082,878   4,516,060
                                                                                            -----------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............................ $19,863,800  $14,980,974  $6,024,281
                                                                                            ===========  ===========  ==========

                                                                                                         Short
                                                                                               Long     Horizon
                                                                                             Horizon+   Income+
                                                                                            ---------  ---------
INCOME:
Interest (unaffiliated).................................................................... $  88,845  $  83,501
                                                                                            ---------  ---------
Expenses:
  Investment advisory and management fees..................................................    11,280     10,732
  Distribution and service maintenance fees:
   Class A.................................................................................     5,783      5,964
   Class C.................................................................................       830        847
   Service fees Class I....................................................................        --         --
  Transfer agent fees and expenses:
   Class A.................................................................................     4,448      4,563
   Class C.................................................................................       990        997
   Class I.................................................................................        --         --
  Registration fees:
   Class A.................................................................................    15,912     13,637
   Class C.................................................................................    14,148     12,114
   Class I.................................................................................        --         --
  Custodian and accounting fees............................................................    23,335     23,331
  Reports to shareholders..................................................................       886      1,102
  Audit and tax fees.......................................................................    29,313     29,313
  Legal fees...............................................................................    45,219     45,219
  Trustees' fees and expenses..............................................................       559        559
  Fees paid to Prudential Global Funding, Inc. (Note 1)....................................        --         --
  Other expenses...........................................................................     4,093      4,093
                                                                                            ---------  ---------
   Total expenses before fee waivers, expense reimbursements and custody credits...........   156,796    152,471
   Fees waived and expenses reimbursed by investment advisor (Note 3)......................  (133,340)  (129,203)
   Custody credits earned on cash balances.................................................      (357)      (359)
                                                                                            ---------  ---------
   Net expenses............................................................................    23,099     22,909
                                                                                            ---------  ---------
Net investment income (loss)...............................................................    65,746     60,592
                                                                                            ---------  ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated).....................................   (39,562)   (10,546)
Net realized gain (loss) on futures contracts and options contracts........................    19,230      6,087
                                                                                            ---------  ---------
Net realized gain (loss) on investments....................................................   (20,332)    (4,459)
                                                                                            ---------  ---------
Change in unrealized appreciation (depreciation) on investments (unaffiliated).............   (30,253)      (626)
Change in unrealized appreciation (depreciation) on futures contracts and options contracts    93,633     30,948
                                                                                            ---------  ---------
Net unrealized gain (loss) on investments..................................................    63,380     30,322
                                                                                            ---------  ---------
Net realized and unrealized gain (loss) on investments.....................................    43,048     25,863
                                                                                            ---------  ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............................ $ 108,794  $  86,455
                                                                                            =========  =========

--------
+  See Note 1.

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF CHANGES IN NET ASSETS


                                                    2010 High Watermark         2015 High Watermark        2020 High Watermark
                                                --------------------------  --------------------------  ------------------------

                                                   For the       For the       For the       For the      For the      For the
                                                 year ended    year ended    year ended    year ended   year ended   year ended
                                                 October 31,   October 31,   October 31,   October 31,  October 31,  October 31,
                                                    2006          2005          2006          2005         2006         2005
                                                ------------  ------------  ------------  ------------  -----------  -----------
Operations:
  Net investment income (loss)................. $  6,930,607  $  3,579,604  $  3,898,096  $  1,205,916  $ 1,508,221  $   423,074
  Net realized gain (loss) on investments......    1,116,426     5,395,916     2,328,859     2,754,115    1,208,342    1,033,773
  Net unrealized gain (loss) on
   investments.................................   11,816,767    (9,837,098)    8,754,019    (3,497,718)   3,307,718   (1,124,109)
                                                ------------  ------------  ------------  ------------  -----------  -----------
Net Increase (decrease) in net assets resulting
 from operations...............................   19,863,800      (861,578)   14,980,974       462,313    6,024,281      332,738
                                                ------------  ------------  ------------  ------------  -----------  -----------

Distributions to shareholders from:
  Net investment income (Class A)..............   (2,280,194)     (282,349)     (953,101)      (67,062)    (372,629)     (19,823)
  Net investment income (Class C)..............   (1,601,351)     (167,860)     (327,135)      (22,787)     (85,807)      (6,836)
  Net investment income (Class I)..............     (500,701)           --      (341,946)           --     (125,568)          --
  Net realized gain on securities (Class A)....     (667,043)     (436,544)     (483,638)     (149,237)    (200,378)     (37,610)
  Net realized gain on securities (Class C)....     (732,021)     (443,973)     (274,939)      (77,967)     (78,175)     (18,595)
  Net realized gain on securities (Class I)....     (117,948)           --      (136,947)           --      (52,898)          --
                                                ------------  ------------  ------------  ------------  -----------  -----------
Total distributions to shareholders............   (5,899,258)   (1,330,726)   (2,517,706)     (317,053)    (915,455)     (82,864)
                                                ------------  ------------  ------------  ------------  -----------  -----------
Net increase (decrease) in net assets
 resulting from capital share transactions
 (Note 6)......................................  (28,355,269)  195,591,176    39,114,633    89,541,510   17,465,639   31,938,027
                                                ------------  ------------  ------------  ------------  -----------  -----------
Total increase (decrease) in net assets........  (14,390,727)  193,398,872    51,577,901    89,686,770   22,574,465   32,187,901

NET ASSETS:
Beginning of period............................  302,790,585   109,391,713   107,187,686    17,500,916   37,694,614    5,506,713
                                                ------------  ------------  ------------  ------------  -----------  -----------
End of period+................................. $288,399,858  $302,790,585  $158,765,587  $107,187,686  $60,269,079  $37,694,614
                                                ============  ============  ============  ============  ===========  ===========
--------
+ Includes accumulated undistributed net
 investment income (loss)...................... $  5,827,703  $  3,279,342  $  3,422,245  $  1,146,331  $ 1,331,749  $   407,532
                                                ============  ============  ============  ============  ===========  ===========

                                                                 Short Horizon
                                                Long Horizon(2)    Income(2)
                                                --------------- ---------------
                                                For the period  For the period
                                                 December 30,    December 30,
                                                2005(1) through 2005(1) through
                                                  October 31,     October 31,
                                                     2006            2006
                                                --------------- ---------------
Operations:
  Net investment income (loss).................   $   65,746      $   60,592
  Net realized gain (loss) on investments......      (20,332)         (4,459)
  Net unrealized gain (loss) on
   investments.................................       63,380          30,322
                                                  ----------      ----------
Net Increase (decrease) in net assets resulting
 from operations...............................      108,794          86,455
                                                  ----------      ----------

Distributions to shareholders from:
  Net investment income (Class A)..............           --         (37,268)
  Net investment income (Class C)..............           --          (1,553)
  Net investment income (Class I)..............           --              --
  Net realized gain on securities (Class A)....           --              --
  Net realized gain on securities (Class C)....           --              --
  Net realized gain on securities (Class I)....           --              --
                                                  ----------      ----------
Total distributions to shareholders............           --         (38,821)
                                                  ----------      ----------
Net increase (decrease) in net assets
 resulting from capital share transactions
 (Note 6)......................................    2,101,031       2,190,933
                                                  ----------      ----------
Total increase (decrease) in net assets........    2,209,825       2,238,567

NET ASSETS:
Beginning of period............................           --              --
                                                  ----------      ----------
End of period+.................................   $2,209,825      $2,238,567
                                                  ==========      ==========
--------
+ Includes accumulated undistributed net
 investment income (loss)......................   $   65,746      $   21,771
                                                  ==========      ==========

(1)Commencement of operations.
(2)See Note 1

See Notes to Financial Statements

        AIG Series Trust
        FINANCIAL HIGHLIGHTS

                                        Net gain
                                        (loss) on
                     Net               investment                                               Net               Net
                    Asset                 (both               Dividends  Distributions         Asset            Assets
                    Value      Net      realized   Total from  from net      from       Total  Value            end of
                  beginning investment     and     investment investment net realized  Distri- end of   Total   period
  Period Ended    of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's)
----------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------

                                                                       2010 HIGH WATERMARK FUND
                                                                       ------------------------
                                                                               Class A
-
6/25/04@-10/31/04  $10.00     $0.04      $ 0.18      $ 0.22     $   --      $   --     $   --  $10.22    2.20%  $ 53,942
11/01/04-10/31/05   10.22      0.18       (0.08)       0.10      (0.04)      (0.06)     (0.10)  10.22    0.95    134,161
11/01/05-10/31/06   10.22      0.27        0.45        0.72      (0.17)      (0.05)     (0.22)  10.72    7.15    126,810
                                                                               Class C
-
6/25/04@-10/31/04  $10.00     $0.03      $ 0.19      $ 0.22     $   --      $   --     $   --  $10.22    2.20%  $ 55,449
11/01/04-10/31/05   10.22      0.12       (0.10)       0.02      (0.02)      (0.06)     (0.08)  10.16    0.20    145,975
11/01/05-10/31/06   10.16      0.20        0.46        0.66      (0.11)      (0.05)     (0.16)  10.66    6.55    133,709
                                                                               Class I
-
2/18/05#-10/31/05  $10.34     $0.18      $(0.27)     $(0.09)    $   --      $   --     $   --  $10.25   (0.87)% $ 22,655
11/01/05-10/31/06   10.25      0.31        0.47        0.78      (0.21)      (0.05)     (0.26)  10.77    7.76     27,881

                                                                       2015 HIGH WATERMARK FUND
                                                                       ------------------------
                                                                               Class A
-
6/25/04@-10/31/04  $10.00     $0.05      $ 0.28      $ 0.33     $   --      $   --     $   --  $10.33    3.30%  $ 12,262
11/01/04-10/31/05   10.33      0.22        0.27        0.49      (0.04)      (0.09)     (0.13)  10.69    4.74     58,350
11/01/05-10/31/06   10.69      0.32        0.90        1.22      (0.16)      (0.08)     (0.24)  11.67   11.62     88,219
                                                                               Class C
-
6/25/04@-10/31/04  $10.00     $0.04      $ 0.29      $ 0.33     $   --      $   --     $   --  $10.33    3.30%  $  5,239
11/01/04-10/31/05   10.33      0.15        0.26        0.41      (0.03)      (0.09)     (0.12)  10.62    3.92     32,569
11/01/05-10/31/06   10.62      0.25        0.90        1.15      (0.10)      (0.08)     (0.18)  11.59   10.94     45,450
                                                                               Class I
-
2/18/05#-10/31/05  $10.75     $0.20      $(0.23)     $(0.03)    $   --      $   --     $   --  $10.72   (0.28)% $ 16,269
11/01/05-10/31/06   10.72      0.37        0.92        1.29      (0.21)      (0.08)     (0.29)  11.72   12.22     25,097

                                                                       2020 HIGH WATERMARK FUND
                                                                       ------------------------
                                                                               Class A
-
6/25/04@-10/31/04  $10.00     $0.05      $ 0.24      $ 0.29     $   --      $   --     $   --  $10.29    2.90%  $  4,152
11/01/04-10/31/05   10.29      0.21        0.45        0.66      (0.03)      (0.07)     (0.10)  10.85    6.42     22,847
11/01/05-10/31/06   10.85      0.34        1.03        1.37      (0.16)      (0.09)     (0.25)  11.97   12.75     34,897
                                                                               Class C
-
6/25/04@-10/31/04  $10.00     $0.03      $ 0.26      $ 0.29     $   --      $   --     $   --  $10.29    2.90%  $  1,355
11/01/04-10/31/05   10.29      0.15        0.44        0.59      (0.02)      (0.07)     (0.09)  10.79    5.73      9,008
11/01/05-10/31/06   10.79      0.26        1.03        1.29      (0.09)      (0.09)     (0.18)  11.90   12.07     14,751
                                                                               Class I
-
2/18/05#-10/31/05  $10.88     $0.20      $(0.19)     $ 0.01     $   --      $   --     $   --  $10.89    0.09%  $  5,841
11/01/05-10/31/06   10.89      0.39        1.04        1.43      (0.20)      (0.09)     (0.29)  12.03   13.34     10,621

                      Ratio
                      of net
   Ratio of         investment
   expense          income to
  to average         average        Portfolio
  net assets        net assets      Turnover
----------        ----------        ---------





   1.65%(3)(4)       1.13%(3)(4)        0%
   1.65(4)           1.84(4)           73
   1.65(4)           2.57(4)           15


   2.30%(3)(4)       0.49%(3)(4)        0%
   2.30(4)           1.20(4)           73
   2.30(4)           1.92(4)           15


   1.15%(3)(4)       2.52%(3)(4)       73%
   1.18(4)           3.05(4)           15





   1.65%(3)(4)       1.29%(3)(4)        0%
   1.65(4)           2.12(4)            1
   1.65(4)           2.94(4)            1


   2.30%(3)(4)       0.65%(3)(4)        0%
   2.30(4)           1.47(4)            1
   2.30(4)           2.28(4)            1


   1.15%(3)(4)       2.73%(3)(4)        1%
   1.18(4)           3.42(4)            1





   1.65%(3)(4)(5)    1.23%(3)(4)(5)     0%
   1.65(4)           2.07(4)            0
   1.65(4)           3.06(4)            0


   2.30%(3)(4)(5)    0.59%(3)(4)(5)     0%
   2.30(4)           1.41(4)            0
   2.30(4)           2.42(4)            0


   1.15%(3)(4)       2.73%(3)(4)        0%
   1.18(4)           3.55(4)            0

--------
@  Commencement of operations.
#  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized
(4)Net of following expense reimbursements and custody credits, if applicable (based on average net assets):

                                              10/31/04(3) 10/31/05 10/31/06
                                              ----------- -------- --------
     2010 High Watermark Fund Class A........      2.25%    0.03%    0.07%
     2010 High Watermark Fund Class C........      2.32     0.02     0.07
     2010 High Watermark Fund Class I........        --     0.45     0.48
     2015 High Watermark Fund Class A........     10.24     0.13     0.07
     2015 High Watermark Fund Class C........     22.14     0.14     0.08
     2015 High Watermark Fund Class I........        --     0.52     0.48
     2020 High Watermark Fund Class A........     25.34     0.43     0.19
     2020 High Watermark Fund Class C........     79.03     0.50     0.22
     2020 High Watermark Fund Class I........        --     0.87     0.65

(5)Net of custody credits of 0.01%.

        AIG Series Trust
        FINANCIAL HIGHLIGHTS -- (continued)

                                         Net gain
                                         (loss) on
                      Net               investment                                               Net               Net
                     Asset                 (both               Dividends  Distributions         Asset            Assets
                     Value      Net      realized   Total from  from net    from net     Total  Value            end of
                   beginning investment     and     investment investment   realized    Distri- end of   Total   period
   Period Ended    of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's)
------------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------

                                                                          LONG HORIZON FUND
                                                                          -----------------
                                                                               Class A
-
12/30/05@-10/31/06  $10.00     $0.36       $0.16      $0.52      $   --        $--      $   --  $10.52   5.20%   $2,105
                                                                               Class C
-
12/30/05@-10/31/06  $10.00     $0.28       $0.18      $0.46      $   --        $--      $   --  $10.46   4.60%   $  105

                                                                      SHORT HORIZON INCOME FUND
                                                                      -------------------------
                                                                               Class A
-
12/30/05@-10/31/06  $10.00     $0.31       $0.09      $0.40      $(0.18)       $--      $(0.18) $10.22   4.05%   $2,134
                                                                               Class C
-
12/30/05@-10/31/06  $10.00     $0.24       $0.10      $0.34      $(0.15)       $--      $(0.15) $10.19   3.46%   $  104

                      Ratio
                      of net
   Ratio of         investment
   expense          income to
  to average         average        Portfolio
  net assets        net assets      Turnover
----------        ----------        ---------





   1.30%(3)(4)(5)    3.82%(3)(4)(5)    66%


   1.95%(3)(4)(5)    3.13%(3)(4)(5)    66





   1.25%(3)(4)(5)    3.27%(3)(4)(5)    99%


   1.90%(3)(4)(5)    2.58%(3)(4)(5)    99

--------
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized
(4)Net of following expense reimbursements and custody credits, if applicable (based on average net assets):

                                                       10/31/06(3)
                                                       -----------
              Long Horizon Fund Class A...............      6.06%
              Long Horizon Fund Class C...............     39.90
              Short Horizon Income Fund Class A.......      5.76
              Short Horizon Income Fund Class C.......     36.70

(5)Net of custody credits of 0.02%

See Notes to Financial Statements

        AIG Series Trust -- 2010 High Watermark Fund
        PORTFOLIO PROFILE -- October 31, 2006 -- (unaudited)

Industry Allocation*

                           U.S. Treasury Bonds  76.1%
                           U.S. Treasury Bills  24.4%
                                               -----
                                               100.5%
                                               =====

Credit Quality+#

                         Government -- Treasury 100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2010 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2006

                                               Principal
                                                Amount/
                                                 Shares        Value
               Security Description          Subject To Put   (Note 2)
       -----------------------------------------------------------------
       U.S. GOVERNMENT OBLIGATIONS -- 76.1%
       U.S. Treasury Bonds -- 76.1%
         United States Treasury Bond Strip
          zero coupon due 08/15/10..........  $248,220,000  $209,550,303
         United States Treasury Bond Strip
          zero coupon due 08/15/10..........    11,500,000     9,704,850
                                                            ------------
       Total U.S. Government Obligations
          (cost $222,666,618)...............                 219,255,153
                                                            ------------
       PUT OPTIONS PURCHASED -- 0.0%+
       Index/Expiration Date/Exercise Price
         S&P 500 Index/November 2006/$1,230.        56,000         5,600
         S&P 500 Index/November 2006/$1,240.         2,500           375
                                                            ------------
       Total Put Options Purchased
          (cost $50,254)....................                       5,975
                                                            ------------
       Total Long-Term Investment Securities
          (cost $222,716,872)...............                 219,261,128
                                                            ------------
       SHORT-TERM INVESTMENT SECURITIES -- 24.4%
       U.S. Treasury Bills -- 24.4%
         United States Treasury Bills
          2.40% due 11/02/06................     6,500,000     6,499,130
         United States Treasury Bills
          4.27% due 11/09/06(1).............     9,750,000     9,739,421
         United States Treasury Bills
          4.78% due 02/08/07................     1,400,000     1,380,961
         United States Treasury Bills
          4.78% due 03/08/07(1).............     4,080,000     4,008,825
         United States Treasury Bills
          4.85% due 01/04/07................       400,000       396,502
         United States Treasury Bills
          4.85% due 02/08/07(1).............     6,500,000     6,411,607
         United States Treasury Bills
          4.86% due 03/08/07................       300,000       294,766
         United States Treasury Bills
          4.87% due 01/04/07................     2,150,000     2,131,198
         United States Treasury Bills
          4.88% due 01/04/07................       220,000       218,076
         United States Treasury Bills
          4.88% due 04/05/07(1).............    25,000,000    24,469,876


                                                Principal     Value
                 Security Description            Amount      (Note 2)
        ----------------------------------------------------------------
        U.S. Treasury Bills (continued)
          United States Treasury Bills
           4.89% due 01/04/07................. $2,500,000  $  2,478,137
          United States Treasury Bills
           4.90% due 02/08/07.................  1,500,000     1,479,601
          United States Treasury Bills
           4.91% due 12/14/06(1)..............  4,870,000     4,841,584
          United States Treasury Bills
           4.91% due 02/08/07.................    500,000       493,200
          United States Treasury Bills
           4.92% due 01/04/07.................    300,000       297,376
          United States Treasury Bills
           4.93% due 01/04/07.................  2,600,000     2,577,263
          United States Treasury Bills
           4.95% due 01/04/07(1)..............  2,750,000     2,725,951
                                                           ------------
        Total Short-Term Investment Securities
           (cost $70,445,765).................               70,443,474
                                                           ------------
        TOTAL INVESTMENTS --
           (cost $293,162,637)(2).............      100.5%  289,704,602
        Liabilities in excess of other assets.       (0.5)   (1,304,744)
                                               ----------  ------------
        NET ASSETS --                               100.0% $288,399,858
                                               ==========  ============

--------
+  Non-income producing securities
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

                                                 Shares
                                                 Subject
                                                   To       Value
                   Security Description           Call     (Note 2)
           --------------------------------------------------------
           CALL OPTIONS WRITTEN -- (0.2%)+
           Index/Expiration Date/Exercise Price
             S&P 500 Index/November 2006/$1,380.  (7,500) $(102,750)
             S&P 500 Index/November 2006/$1,390. (48,500)  (412,250)
             S&P 500 Index/November 2006/$1,410.  (2,500)    (6,250)
                                                          ---------
           Total Call Options Written
              (premiums received $489,271)......          $(521,250)
                                                          =========

Open Futures Contracts
------------------------------------------------------------------------------------------
                                                                Value at      Unrealized
Number of                                           Value at   October 31,   Appreciation
Contracts       Description       Expiration Date  Trade Date     2006      (Depreciation)
--------- ----------------------- --------------- ------------ ------------ --------------
408 Long  S & P 500 Futures Index  December 2006  $134,522,241 $141,086,400   $6,564,159
                                                                              ==========

See Notes to Financial Statements

        AIG Series Trust -- 2015 High Watermark Fund
        PORTFOLIO PROFILE -- October 31, 2006 -- (unaudited)

Industry Allocation*

                          U.S. Treasury Bonds..  55.2%
                          U.S. Treasury Bills..  45.2%
                          Repurchase Agreements   0.1%
                                                -----
                                                100.5%
                                                =====

Credit Quality+#

                         Government -- Treasury 100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2015 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2006

                                                Principal
                                                 Amount/
                                                  Shares       Value
                Security Description          Subject To Put  (Note 2)
        ----------------------------------------------------------------
        U.S. GOVERNMENT OBLIGATIONS -- 55.2%
        U.S. Treasury Bonds -- 55.3%
          United States Treasury Bond Strip
           zero coupon due 08/15/15
           (cost $88,556,760)................  $131,415,000  $87,738,042
                                                             -----------
        PUT OPTIONS PURCHASED -- 0.0%+
        Index/Expiration Date/Exercise Price
          S&P 500 Index/November 2006/$1,230.        47,500        4,750
          S&P 500 Index/November 2006/$1,240.         3,750          563
                                                             -----------
        Total Put Options Purchased
           (cost $42,498)....................                      5,313
                                                             -----------
        Total Long-Term Investment Securities
           (cost $88,599,258)................                 87,743,355
                                                             -----------
        SHORT-TERM INVESTMENT SECURITIES -- 45.2%
        U.S. Treasury Bills -- 45.2%
          United States Treasury Bills
           2.40% due 11/02/06................     5,000,000    4,999,330
          United States Treasury Bills
           4.29% due 11/09/06(1).............     5,790,000    5,783,717
          United States Treasury Bills
           4.78% due 03/08/07(1).............     4,150,000    4,077,603
          United States Treasury Bills
           4.82% due 02/08/07................       500,000      493,201
          United States Treasury Bills
           4.83% due 01/04/07(1).............     7,800,000    7,731,789
          United States Treasury Bills
           4.83% due 02/08/07(1).............     3,350,000    3,304,443
          United States Treasury Bills
           4.84% due 03/08/08................       850,000      835,172
          United States Treasury Bills
           4.85% due 01/04/06................       500,000      495,628
          United States Treasury Bills
           4.85% due 02/08/07................     7,000,000    6,904,807
          United States Treasury Bills
           4.87% due 01/04/07................     1,230,000    1,219,244
          United States Treasury Bills
           4.88% due 12/14/06................       930,000      924,573
          United States Treasury Bills
           4.88% due 01/04/07................       920,000      911,955
          United States Treasury Bills
           4.89% due 01/04/07................       700,000      693,879
          United States Treasury Bills
           4.89% due 04/05/07(1).............    14,600,000   14,290,406
          United States Treasury Bills
           4.90% due 02/08/07................     2,000,000    1,972,802
          United States Treasury Bills
           4.91% due 02/08/07................       900,000      887,761


                                                     Principal      Value
                Security Description                  Amount       (Note 2)
  ---------------------------------------------------------------------------
  U.S. Treasury Bills (continued)
    United States Treasury Bills
     4.92% due 12/14/06(1)......................... $10,610,000  $ 10,548,090
    United States Treasury Bills
     4.92% due 01/04/07............................     450,000       446,065
    United States Treasury Bills
     4.93% due 01/04/07............................   2,500,000     2,478,138
    United States Treasury Bills
     4.94% due 02/08/07............................     100,000        98,640
    United States Treasury Bills
     4.95% due 01/04/07............................   2,650,000     2,626,826
                                                                 ------------
  Total Short-Term Investment Securities
     (cost $71,724,982)............................                71,724,069
                                                                 ------------
  REPURCHASE AGREEMENTS --0.1%
    Agreement with State Street Bank & Trust Co.,
     bearing interest at 3.00%, dated 10/31/06, to
     be repurchased 11/01/06 in the amount of
     $132,011 and collateralized by $140,000 of
     Federal Home Loan Bank Bonds, bearing
     interest at 3.55%, due 08/26/14 and having
     an approximate value of $139,475 (cost
     $132,000 )....................................     132,000       132,000
                                                                 ------------
  TOTAL INVESTMENTS --
     (cost $160,456,240)(2)........................       100.5%  159,599,424
  Liabilities in excess of other assets............        (0.5)     (833,837)
                                                    -----------  ------------
  NET ASSETS --                                           100.0% $158,765,587
                                                    ===========  ============

--------
+  Non-income producing securities
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

                                                 Shares
                                                 Subject    Value
                   Security Description          To Call   (Note 2)
           --------------------------------------------------------
           CALL OPTIONS WRITTEN -- (0.3%)+
           Index/Expiration Date/Exercise Price
             S&P 500 Index/November 2006/$1,380. (10,500) $(143,850)
             S&P 500 Index/November 2006/$1,390. (38,000)  (323,000)
             S&P 500 Index/November 2006/$1,400.    (750)    (3,600)
             S&P 500 Index/November 2006/$1,410.  (3,000)    (7,500)
                                                          ---------
           Total Call Options Written
              (premiums received $447,297)......          $(477,950)
                                                          =========


Open Futures Contracts
----------------------------------------------------------------------------------------
                                                              Value at      Unrealized
Number of                                         Value at   October 31,   Appreciation
Contracts      Description      Expiration Date  Trade Date     2006      (Depreciation)
--------- --------------------- --------------- ------------ ------------ --------------
408 Long  S&P 500 Futures Index  December 2006  $134,648,925 $141,086,400   $6,437,475
                                                                            ==========

See Notes to Financial Statements

        AIG Series Trust -- 2020 High Watermark Fund
        PORTFOLIO PROFILE -- October 31, 2006 -- (unaudited)

Industry Allocation*

                           U.S. Treasury Bonds  46.9%
                           U.S. Treasury Bills  53.2%
                                               -----
                                               100.1%
                                               =====

Credit Quality+#

                         Government -- Treasury 100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2020 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2006

                                                Principal
                                                 Amount/
                                                  Shares       Value
                Security Description          Subject To Put  (Note 2)
        ----------------------------------------------------------------
        U.S. GOVERNMENT OBLIGATIONS -- 46.9%
        U.S. Treasury Bonds -- 46.9%
          United States Treasury Bond Strip
           zero coupon due 08/15/20..........  $10,980,000   $ 5,662,968
          United States Treasury Bond Strip
           zero coupon due 08/15/20..........   43,960,000    22,611,529
                                                             -----------
        Total U.S. Government Obligations
           (cost $28,475,349)................                 28,274,497
                                                             -----------
        PUT OPTIONS PURCHASED -- 0.0%+
        Index/Expiration Date/Exercise Price
          S&P 500 Index/November 2006/$1,230.        2,000           200
          S&P 500 Index/November 2006/$1,240.        2,000           300
                                                             -----------
        Total Put Options Purchased
           (cost $1,958).....................                        500
                                                             -----------
        Total Long-Term Investment Securities
           (cost $28,477,307)................                 28,274,997
                                                             -----------
        SHORT-TERM INVESTMENT SECURITIES -- 53.2%
        U.S. Treasury Bills -- 53.2%
          United States Treasury Bills
           2.40% due 11/02/06................    1,700,000     1,699,772
          United States Treasury Bills
           4.27% due 11/09/06(1).............    5,130,000     5,124,434
          United States Treasury Bills
           4.78% due 03/08/07(1).............    1,500,000     1,473,832
          United States Treasury Bills
           4.83% due 01/04/07(1).............    3,500,000     3,469,393
          United States Treasury Bills
           4.83% due 04/08/07................      400,000       391,518
          United States Treasury Bills
           4.84% due 02/08/07................    1,200,000     1,183,681
          United States Treasury Bills
           4.84% due 03/08/07................      500,000       491,277
          United States Treasury Bills
           4.85% due 01/04/07................      200,000       198,251
          United States Treasury Bills
           4.85% due 02/08/07(1).............    4,800,000     4,734,725
          United States Treasury Bills
           4.87% due 01/04/07................      500,000       495,628
          United States Treasury Bills
           4.88% due 12/14/06................      450,000       447,374
          United States Treasury Bills
           4.88% due 01/04/07................      380,000       376,677


                                                Principal     Value
                 Security Description            Amount      (Note 2)
        ---------------------------------------------------------------
        U.S. Treasury Bills (continued)
          United States Treasury Bills
           4.89% due 01/04/07................. $  200,000  $   198,251
          United States Treasury Bills
           4.89% due 04/05/07(1)..............  5,450,000    5,334,433
          United States Treasury Bills
           4.90% due 02/08/07.................    600,000      591,841
          United States Treasury Bills
           4.91% due 02/08/07.................    500,000      493,201
          United States Treasury Bills
           4.92% due 12/14/06(1)..............  3,050,000    3,032,204
          United States Treasury Bills
           4.92% due 01/04/07.................    100,000       99,126
          United States Treasury Bills
           4.93% due 01/04/07.................  1,100,000    1,090,380
          United States Treasury Bills
           4.93% due 02/08/07.................    500,000      493,200
          United States Treasury Bills
           4.95% due 01/04/07.................    650,000      644,315
                                                           -----------
        Total Short-Term Investment Securities
           (cost $32,064,318).................              32,063,513
                                                           -----------
        TOTAL INVESTMENTS --
           (cost $60,541,625)(2)..............      100.1%  60,338,510
        Liabilities in excess of other assets.       (0.1)     (69,431)
                                               ----------  -----------
        NET ASSETS --                               100.0% $60,269,079
                                               ==========  ===========

--------
+  Non-income producing securities
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

                                                  Shares
                                                  Subject  Value
                    Security Description          To Call (Note 2)
            ------------------------------------------------------
            CALL OPTIONS WRITTEN -- (0.1%)+
            Index/Expiration Date/Exercise Price
              S&P 500 Index/November 2006/$1,380. (2,750) $(37,675)
              S&P 500 Index/November 2006/$1,390. (1,500)  (12,750)
              S&P 500 Index/November 2006/$1,400.   (500)   (2,400)
              S&P 500 Index/November 2006/$1,410. (1,500)   (3,750)
                                                          --------
            Total Call Options Written
               (premiums received $53,449).......         $(56,575)
                                                          ========

Open Futures Contracts
--------------------------------------------------------------------------------------
                                                             Value at     Unrealized
Number of                                        Value at   October 31,  Appreciation
Contracts      Description      Expiration Date Trade Date     2006     (Depreciation)
--------- --------------------- --------------- ----------- ----------- --------------
164 Long  S&P 500 Futures Index  December 2006  $54,199,938 $56,711,200   $2,511,262
                                                                          ==========

See Notes to Financial Statements

        AIG Series Trust -- Long Horizon Fund
        PORTFOLIO PROFILE -- October 31, 2006 -- (unaudited)

Industry Allocation*

                           U.S. Treasury Bonds 55.5%
                           U.S. Treasury Bills 43.8%
                                               ----
                                               99.3%
                                               ====

Credit Quality+#

                         Government -- Treasury 100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- Long Horizon Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2006

                                                   Principal   Value
                   Security Description             Amount    (Note 1)
         --------------------------------------------------------------
         U.S. GOVERNMENT OBLIGATIONS -- 55.5%
         U.S. Treasury Bonds -- 55.5%
           United States Treasury Bond
            2.00% due 01/15/16 TIPS............... $511,999  $  498,983
           United States Treasury Bond
            3.38% due 01/15/07 TIPS...............  389,631     381,525
           United States Treasury Bond Strip
            zero coupon due 11/15/20..............  354,256     345,105
                                                             ----------
         Total Long-Term Investment Securities
            (cost $1,255,887).....................            1,225,613
                                                             ----------
         SHORT-TERM INVESTMENT SECURITIES -- 43.8%
         U.S. Treasury Bills -- 43.8%
           United States Treasury Bills
            4.24% due 11/09/06(1).................  390,000     389,577
           United States Treasury Bills
            4.80% due 03/08/07....................   35,000      34,389
           United States Treasury Bills
            4.82% due 02/08/07....................   40,000      39,456
           United States Treasury Bills
            4.86% due 03/08/07....................   10,000       9,826
           United States Treasury Bills
            4.87% due 01/04/07....................   15,000      14,869
           United States Treasury Bills
            4.88% due 01/04/07....................   20,000      19,825
           United States Treasury Bills
            4.89% due 12/14/06....................  270,000     268,425
           United States Treasury Bills
            4.90% due 02/08/07....................   30,000      29,592
           United States Treasury Bills
            4.90% due 04/05/07....................  105,000     102,773

                                                 Principal   Value
                   Security Description           Amount    (Note 1)
          -----------------------------------------------------------
          U.S. Treasury Bills (continued)
            United States Treasury Bills
             4.93% due 01/04/07.................  $20,000  $   19,825
            United States Treasury Bills
             4.95% due 01/04/07.................   40,000      39,650
                                                           ----------
          Total Short-Term Investment Securities
             (cost $968,186)....................              968,207
                                                           ----------
          TOTAL INVESTMENTS --
             (cost $2,224,073)(2)...............     99.3%  2,193,820
          Other assets less liabilities.........      0.7      16,005
                                                  -------  ----------
          NET ASSETS --                             100.0% $2,209,825
                                                  =======  ==========

--------
+  Non-Income producing securities
TIPS-- Treasury Inflation Protected Security
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

                                                   Shares
                                                   Subject  Value
                     Security Description          To Call (Note 1)
             -----------------------------------------------------
             CALL OPTIONS WRITTEN -- (0.4%)+
             Index/Expiration Date/Exercise Price
               S&P 500 Index/November 2006/$1,390.  (750)  $(6,375)
               S&P 500 Index/November 2006/$1,380.  (250)   (3,425)
                                                           -------
             Total Call Options Written
                (premiums received $8,610)........         $(9,800)
                                                           =======

Open Futures Contracts
--------------------------------------------------------------------------------------------
                                                                   Value at     Unrealized
Number of                                               Value at  October 31, Appreciation/
Contracts         Description          Expiration Date Trade Date    2006     (Depreciation)
--------- ---------------------------- --------------- ---------- ----------- --------------
 1 Long   S&P 500 E-Mini Futures Index  December 2006  $   66,365 $   69,160     $ 2,795
 6 Long   S&P 500 Futures Index         December 2006   1,982,772  2,074,800      92,028
                                                                                 -------
                                                                                 $94,823
                                                                                 =======

See Notes to Financial Statements

        AIG Series Trust -- Short Horizon Income Fund
        PORTFOLIO PROFILE -- October 31, 2006 -- (unaudited)

Industry Allocation*

                 U.S. Treasury Bonds..................... 43.8%
                 Government National Mortgage Association 46.5%
                 U.S. Treasury Bills.....................  9.5%
                                                          ----
                                                          99.8%
                                                          ====

Credit Quality+#

                         Government -- Treasury 100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- Short Horizon Income Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2006

                                                  Principal    Value
                   Security Description            Amount     (Note 1)
         --------------------------------------------------------------
         U.S. GOVERNMENT OBLIGATIONS -- 43.8%
         U.S. Treasury Bonds -- 43.8%
           United States Treasury Bond Strip
            zero coupon due 11/15/08............. $1,040,000 $  946,203
           United States Treasury Bond Strip
            zero coupon due 08/15/09.............     40,000     35,226
                                                             ----------
                                                                981,429
                                                             ----------
         U.S. GOVERNMENT AGENCIES -- 46.5%
         Government National Mortgage Association -- 46.5%
           Government National Mtg. Association
            6.50% due 10/15/31...................    522,714    538,471
           Government National Mtg. Association
            7.00% due 06/15/31...................    484,756    501,423
                                                             ----------
                                                              1,039,894
                                                             ----------
         Total Long-Term Investment Securities
            (cost $2,021,946)....................             2,021,323
                                                             ----------
         SHORT-TERM INVESTMENT SECURITIES -- 9.5%
         U.S. Treasury Bills -- 9.5%
           United States Treasury Bills
            4.76% due 03/08/07...................     10,000      9,825
           United States Treasury Bills
            4.82% due 02/08/07...................     30,000     29,592
           United States Treasury Bills
            4.85% due 02/08/07...................     20,000     19,728
           United States Treasury Bills
            4.85% due 03/08/07(1)................     30,000     29,477
           United States Treasury Bills
            4.88% due 01/04/07...................     10,000      9,913
           United States Treasury Bills
            4.90% due 02/08/07(1)................     10,000      9,864

                                                 Principal   Value
                   Security Description           Amount    (Note 1)
          -----------------------------------------------------------
          U.S. Treasury Bills (continued)
            United States Treasury Bills
             4.90% due 12/14/06(1)..............  $30,000  $   29,825
            United States Treasury Bills
             4.93% due 04/05/07.................   20,000      19,576
            United States Treasury Bills
             4.94% due 02/08/07.................   30,000      29,592
            United States Treasury Bills
             4.95% due 01/04/07.................   25,000      24,781
                                                           ----------
          Total Short-Term Investment Securities
             (cost $212,176)....................              212,173
                                                           ----------
          TOTAL INVESTMENTS --
             (cost $2,234,122)(2)...............     99.8% $2,233,496
          Other assets less liabilities.........      0.2       5,071
                                                  -------  ----------
          NET ASSETS --                             100.0% $2,238,567
                                                  =======  ==========

--------
+  Non-Income producing securities
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

                                                   Shares
                                                   Subject  Value
                     Security Description          To Call (Note 1)
             -----------------------------------------------------
             CALL OPTIONS WRITTEN -- (0.2%)+
             Index/Expiration Date/Exercise Price
               S&P 500 Index/November 2006/$1,390
                (premiums received $3,493)........  (500)  $(4,250)
                                                           =======

Open Futures Contracts
------------------------------------------------------------------------------------
                                                           Value at     Unrealized
Number of                                       Value at  October 31, Appreciation/
Contracts     Description      Expiration Date Trade Date    2006     (Depreciation)
--------- -------------------- --------------- ---------- ----------- --------------
 2 Long   S&P 500 Future Index  December 2006   $659,895   $691,600      $31,705
                                                                         =======

See Notes to Financial Statements

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2006

Note 1. Organization

   AIG Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and is organized as a Delaware Statutory Trust. The Trust consists of six different investment funds (each, a "Fund" and collectively, the "Funds"), five of which were offered to shareholders as of October 31, 2006. Each Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or AIG SunAmerica"), an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"). An Investor may invest in one or more of the following Funds: 2010 High Watermark Fund, 2015 High Watermark Fund and 2020 High Watermark Fund (each a "High Watermark Fund" and collectively the "High Watermark Funds"); the Long Horizon Fund and the Short Horizon Income Fund. The High Watermark Funds have the same investment goals and investment strategy, but have a different protected maturity date ("Protected Maturity Date"). The Protected Maturity Date for each of these Funds is: 2010 High Watermark Fund -- August 31, 2010; 2015 High Watermark Fund -- August 31, 2015; 2020 High Watermark Fund -- August 31, 2020. Effective December 30, 2005, the Long Horizon Fund and the Short Horizon Income Fund were added as series of the Trust. The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective and principal investment techniques for each Fund are as follows:

   Each High Watermark Fund seeks capital appreciation to the extent consistent with the preservation of capital investment gains in order to have a net asset value ("NAV") on its Protected Maturity Date at least equal to the protected high watermark value ("Protected High Watermark Value"). The Protected High Watermark Value for a High Watermark Fund is the highest NAV per share attained, (i) reduced by an amount that is proportionate to the sum of all dividends and distributions paid by the Fund subsequent to the time that the highest NAV was achieved, (ii) reduced by extraordinary expenses, if any, and (iii) increased by appreciation in share value to the extent such appreciation exceeds this adjusted share value subsequent to the last paid dividend or distribution. Each High Watermark Fund seeks high total return as a secondary objective. Each High Watermark Fund undertakes that on the Protected Maturity Date each shareholder in the High Watermark Fund will be entitled to redeem his or her outstanding shares for an amount no less than the Protected High Watermark Value (the "Payment Undertaking"). The Payment Undertaking is backed by a master agreement between the Trust, on behalf of the High Watermark Fund, and Prudential Global Funding, Inc. ("PGF"), under which PGF will pay to each High Watermark Fund any shortfall between its Protected High Watermark Value and the actual NAV per share on the High Watermark Fund's Protected Maturity Date, provided certain conditions are met. Please refer to the Funds' prospectus for details on these conditions.

   The Long Horizon Fund and the Short Horizon Income Fund utilize an Asset Allocation Strategy which is designed to achieve the highest total returns subject to specific risk management goals. The Long Horizon Fund seeks to meet or exceed the total return of the S&P 500 Index over the long term with lower risk than the S&P 500 Index. The Short Horizon Income Fund seeks to deliver high current income at a level comparable to a short or mid-maturity bond fund together with moderate capital appreciation.

   Each Fund is a "diversified" Fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares of the 2015 and 2020 High Watermark Funds will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I shares are offered at net asset value per share. The class is offered exclusively to participants in certain employee retirement plans and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A and Class C make distribution and account maintenance and service fee

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2006 -- (continued)

   payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") except that Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I.

   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   Repurchase Agreements: For repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2006 -- (continued)


   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income, if any, are paid annually for the 2010 High Watermark Fund, 2015 High Watermark Fund, 2020 High Watermark Fund and Long Horizon Fund. Dividends from net investment income, if any, for the Short Horizon Income Fund are declared daily and paid monthly. Capital Gain distributions, if any, are paid annually. Each of the Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) and capital gains to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

   Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment of cash or other liquid securities with the futures commission merchant ("the futures broker"). The Funds' activities in futures contracts are conducted through regulated exchanges which minimizes counterparty credit risks. A Fund's participation in the futures market involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2006 -- (continued)


   Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option.

   When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

   Transactions in call options written during the period ended October 31, 2006 are summarized as follows:

                                                    2010 High Watermark Fund
                                                    -----------------------
                                                    Number of    Premiums
                                                    Contracts    Received
                                                    ---------  -----------
Options outstanding at October 31, 2005............    (329)   $  (229,371)
Options written....................................  (4,613)    (6,790,960)
Options terminated in closing purchase transactions   3,910      5,428,156
Options expired....................................     542        691,388
Options exercised..................................     256        411,516
                                                     ------    -----------
Options outstanding at October 31, 2006............    (234)   $  (489,271)
                                                     ======    ===========

                                                    2015 High Watermark Fund
                                                    -----------------------
                                                    Number of    Premiums
                                                    Contracts    Received
                                                    ---------  -----------
Options outstanding at October 31, 2005............    (137)   $   (90,953)
Options written....................................  (2,279)    (3,720,294)
Options terminated in closing purchase transactions   1,852      2,866,701
Options expired....................................     175        241,506
Options exercised..................................     180        255,743
                                                     ------    -----------
Options outstanding at October 31, 2006............    (209)   $  (447,297)
                                                     ======    ===========

                                                    2020 High Watermark Fund
                                                    -----------------------
                                                    Number of    Premiums
                                                    Contracts    Received
                                                    ---------  -----------
Options outstanding at October 31, 2005............      --    $        --
Options written....................................     (92)      (189,354)
Options terminated in closing purchase transactions      59        120,859
Options expired....................................       2          4,693
Options exercised..................................       6         10,353
                                                     ------    -----------
Options outstanding at October 31, 2006............     (25)   $   (53,449)
                                                     ======    ===========

                                                      Long Horizon Fund
                                                    -----------------------
                                                    Number of    Premiums
                                                    Contracts    Received
                                                    ---------  -----------
Options outstanding at October 31, 2005............      --    $        --
Options written....................................     (41)       (72,539)
Options terminated in closing purchase transactions      27         49,358
Options expired....................................      10         14,571
Options exercised..................................      --             --
                                                     ------    -----------
Options outstanding at October 31, 2006............      (4)   $    (8,610)
                                                     ======    ===========

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2006 -- (continued)

                                                    Short Horizon Income Fund
                                                    ------------------------
                                                    Number of    Premiums
                                                    Contracts    Received
                                                    ---------    --------
Options outstanding at October 31, 2005............     --       $     --
Options written....................................    (25)       (43,862)
Options terminated in closing purchase transactions     17         30,164
Options expired....................................      5          7,584
Options exercised..................................      1          2,621
                                                       ---        --------
Options outstanding at October 31, 2006............     (2)      $ (3,493)
                                                       ===        ========

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement

   The Trust, on behalf of the High Watermark Funds and on behalf of the Long Horizon Fund and Short Horizon Income Fund, has entered into an Investment Advisory and Management Agreement (the "Agreements") with AIG SunAmerica. Under the Agreements, AIG SunAmerica provides continuous supervision of each Fund's portfolio and administrative affairs, subject to general review by the Board of Trustees. In connection therewith, AIG SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of AIG SunAmerica and its affiliates. The investment advisory and management fee paid to AIG SunAmerica with respect to each Fund is computed daily and payable monthly is as follows: 0.65% of the average daily net assets of the High Watermark Funds, and the Long Horizon Fund; and 0.60% of the average daily net assets of the Short Horizon Income Fund. If a High Watermark Fund's portfolio becomes completely and irreversibly invested in fixed income securities, the management fees for the Fund will be reduced to 0.40% for the remainder of the investment period.

   AIG SunAmerica has delegated portfolio management to Trajectory Asset Management, LLC (the "Subadviser"). The Subadviser was retained by AIG SunAmerica to manage the investment portfolio of the Funds, pursuant to the subadvisory agreements. The Subadviser's fee will be 43% of the net management fee. The term "net management fee" means the gross management fee less any fund waivers and/or reimbursement made by AIG SunAmerica. The subadvisory fee will be calculated on the Fund-level and not by aggregating fees on a Trust-level. Effective as of September 1, 2006 until October 31, 2007, AIG SunAmerica agrees to pay the Subadviser a minimum annual fee equal to 0.26%, 0.25% and 0.20%, respectively, of the 2010, 2015 and 2020 High
   Watermark Fund's average daily net assets, and a minimum annual fee equal to 0.15% of the Long Horizon Fund and Short Horizon Income Fund's average daily net assets, accrued daily and payable monthly (the "Minimum Fee"). The Minimum Fee will continue in effect for successive annual periods ending October 31, upon mutual agreement of AIG SunAmerica and the Subadviser, and subject to approval by the Board of Trustees, including a majority of Trustees who are not parties to the Subadvisory Agreement or interested persons of any such party. The minimum fee provision in effect previously provided that for a period not to exceed two years from the inception of the Trust, if the cumulative monthly subadvisory fees are less than 0.15% of the Trust's assets, the Subadviser will receive a monthly draw of 0.15% on composite net assets within the Trust. Future subadvisory fees will be offset by the amount previously paid that exceeded the subadvisory fees earned, until such time that the excess is recouped by AIG SunAmerica. Payments to the Subadviser for its services are made by AIG SunAmerica, not by the Funds.

   AIG SunAmerica has contractually agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below the following percentages of each Fund's average net assets. The expense reimbursements and fee waivers will continue indefinitely, subject to termination by the Trustees, including a majority of Independent Trustees.

Fund                         Percentage
----                         ----------
2010 High Watermark Class A.    1.65%
2010 High Watermark Class C.    2.30
2010 High Watermark Class I*    1.18
2015 High Watermark Class A.    1.65
2015 High Watermark Class C.    2.30
2015 High Watermark Class I*    1.18
2020 High Watermark Class A.    1.65
2020 High Watermark Class C.    2.30
2020 High Watermark Class I*    1.18
Long Horizon Class A........    1.30
Long Horizon Class C........    1.95
Short Horizon Income Class A    1.25
Short Horizon Income Class C    1.90

--------
* Prior to January 1, 2006, AIG SunAmerica had contractually agreed to waive fees or reimburse expenses, if necessary, to keep Class I operating expenses for each Fund at or below 1.15%, of each class' average net assets.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2006 -- (continued)


   Further, any waivers or reimbursements made by AIG SunAmerica with respect to a Fund are subject to recoupment from that Fund within the following two years, provided that the Fund is able to effect such payment to AIG SunAmerica and remain in compliance with the foregoing expense limitations.

   For the period ended October 31, 2006, AIG SunAmerica has agreed to reimburse expenses as follows:

Fund                          Amount
----                          ------
2010 High Watermark Class A. $ 96,981
2010 High Watermark Class C.   97,226
2010 High Watermark Class I.  126,166
2015 High Watermark Class A.   56,033
2015 High Watermark Class C.   34,147
2015 High Watermark Class I.  103,544
2020 High Watermark Class A.   56,394
2020 High Watermark Class C.   27,367
2020 High Watermark Class I.   56,146
Long Horizon Class A........  100,205
Long Horizon Class C........   33,135
Short Horizon Income Class A   98,126
Short Horizon Income Class C   31,077

   At October 31, 2006, expenses previously waived or reimbursed by AIG SunAmerica that are subject to recoupment are as follows:

                                 Other
                                Expenses
Fund                           Reimbursed
----                         --------------
2010 High Watermark.........    $103,770
2015 High Watermark.........      68,791
2020 High Watermark.........      90,981
Long Horizon................      82,300
Short Horizon Income........      82,353

                             Class Specific
                                Expenses
Fund                           Reimbursed
----                         --------------
2010 High Watermark Class A.    $ 86,121
2010 High Watermark Class C.      81,838
2010 High Watermark Class I.     147,826
2015 High Watermark Class A.      69,080
2015 High Watermark Class C.      41,814
2015 High Watermark Class I.     120,948
2020 High Watermark Class A.      59,643
2020 High Watermark Class C.      29,692
2020 High Watermark Class I.      65,130
Long Horizon Class A........      20,359
Long Horizon Class C........      30,681
Short Horizon Income Class A      18,200
Short Horizon Income Class C      28,650

   For the period ended October 31, 2006, AIG SunAmerica did not recoup any previous waivers or reimbursements on the High Watermark Funds, Long Horizon Fund and Short Horizon Income Fund.

   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of its Class A shares and Class C shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and the "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2006 -- (continued)


   Under the Class A Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Plan may exceed the Distributor's distribution costs as described above. The Plans further provide that the Class A and Class C shares of each Fund shall pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing account maintenance activities. Accordingly, for the year ended October 31, 2006, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   The Trust on behalf of each Fund, has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid a fee of 0.25% of average daily net assets of Class I shares as compensation for providing administrative and recordkeeping services to Class I shareholders. For the year ended October 31, 2006, SACS earned fees (see Statement of Operations) based upon aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. SACS has advised the Funds that for the period ended October 31, 2006, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                     Class A                     Class A       Class C
                     ---------------------------------------- ------------- -------------
                                                               Contingent    Contingent
                       Sales      Affiliated   Non-affiliated   Deferred      Deferred
Fund                  Charges   Broker-dealers Broker-dealers Sales Charges Sales Charges
----                 ---------- -------------- -------------- ------------- -------------
2010 High Watermark. $  941,407    $365,517       $456,000       $7,152        $35,531
2015 High Watermark.  1,105,938     299,231        636,280        2,268         16,187
2020 High Watermark.    481,215     178,974        228,319           44          1,529
Long Horizon........         55          --             53           --             --
Short Horizon Income        421         336             20           --             --

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the year ended October 31, 2006, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                           Payable at
Fund                           Expenses October 31, 2006
----                           -------- ----------------
2010 High Watermark Class A... $293,124     $23,525
2010 High Watermark Class C...  311,239      24,946
2010 High Watermark Class I...   57,538       5,173
2015 High Watermark Class A...  166,239      16,199
2015 High Watermark Class C...   89,965       8,350
2015 High Watermark Class I...   47,812       4,634
2020 High Watermark Class A...   64,890       6,386
2020 High Watermark Class C...   27,036       2,635
2020 High Watermark Class I...   19,039       1,949
Long Horizon Class A..........    3,635         388
Long Horizon Class C..........      183          19
Short Horizon Income Class A..    3,749         396
Short Horizon Income Class C..      186          19

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2006 -- (continued)


   At October 31, 2006, VALIC, an indirect wholly-owned subsidiary of AIG, owned 99.62%, 99.56% and 98.93% of the outstanding shares of the 2010 High Watermark Fund Class I, 2015 High Watermark Fund Class I and the 2020 High Watermark Fund Class I, respectively. At October 31, 2006, AIG SunAmerica, an indirect wholly-owned subsidiary of AIG, owned 99.95% and 97.49% of the outstanding Class A shares of Long Horizon Fund and Short Horizon Income Fund, respectively. At October 31, 2006, AIG SunAmerica owned 99.97% and 99.11% of the outstanding Class C shares of Long Horizon Fund and Short Horizon Income Fund, respectively.

Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended October 31, 2006 were as follows:

                                             2010           2015           2020        Long         Short
                                        High Watermark High Watermark High Watermark  Horizon   Horizon Income
                                             Fund           Fund           Fund        Fund          Fund
                                        -------------- -------------- -------------- ---------- --------------
Purchases of U.S. government securities  $37,460,655    $23,307,160     $8,946,179   $2,128,770   $3,936,966
Sales of U.S. government securities....   31,560,963        716,474         47,140      873,892    1,944,931

Note 5. Federal Income Taxes

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                               2010           2015           2020         Long         Short
                                          High Watermark High Watermark High Watermark   Horizon   Horizon Income
                                               Fund           Fund           Fund         Fund          Fund
                                          -------------- -------------- -------------- ----------  --------------
Cost.....................................  $293,717,751   $160,456,240   $60,546,983   $2,224,073    $2,235,508
                                           ============   ============   ===========   ==========    ==========
Appreciation.............................  $      2,172   $        183   $   145,467   $       54    $    4,135
Depreciation.............................    (4,015,322)      (856,999)     (353,940)     (30,307)       (6,147)
                                           ------------   ------------   -----------   ----------    ----------
Unrealized appreciation (depreciation) --
 net.....................................  $ (4,013,150)  $   (856,816)  $  (208,473)  $  (30,253)   $   (2,012)
                                           ============   ============   ===========   ==========    ==========

   The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from Section 1256 contracts, wash sales and amortization of organizational costs.

                              Distributable Earnings              Tax Distributions
                     ----------------------------------------  ------------------------
                                    For the year ended October 31, 2006
                     ------------------------------------------------------------------
                                   Long-term      Unrealized
                      Ordinary   Gains/Capital   Appreciation   Ordinary    Long-term
Fund                   Income    Loss Carryover (Depreciation)   Income   Capital Gains
----                 ----------- -------------- -------------- ---------- -------------
2010 High Watermark. $10,755,169   $6,760,320    $(3,968,870)  $4,814,781  $1,084,477
2015 High Watermark.   7,585,340    6,266,584       (819,631)   1,989,205     528,501
2020 High Watermark.   3,080,483    2,627,278       (207,015)     716,481     198,974
Long Horizon........      71,347       67,718        (30,253)          --          --
Short Horizon Income      27,523       22,221         (2,012)      38,821          --

                      Tax Distributions
                    ---------------------
                     For the year ended
                      October 31, 2005
                    ---------------------
                    Ordinary  Long-Term
Fund                 Income  Capital Gain
----                -------- ------------
2010 High Watermark $802,547   $528,179
2015 High Watermark  180,810    136,243
2020 High Watermark   49,181     33,683

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2006 -- (continued)


   For the period ended October 31, 2006, the reclassifications arising from book/tax differences resulted in increases (decreases) that were due to principle paydown adjustments to the components of net assets as follows:

                      Accumulated    Accumulated
                     Undistributed  Undistributed
                     Net Investment Net Realized  Capital
                     Income (Loss)   Gain (Loss)  Paid-in
-                    -------------- ------------- -------
2010 High Watermark.     $   --        $    --     $ --
2015 High Watermark.         --             --       --
2020 High Watermark.         --             --       --
Long Horizon........         --             --       --
Short Horizon Income      2,631         (2,631)      --

Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                         2010 High Watermark Fund
                  -----------------------------------------------------------------------------------------------------
                                        Class A                                            Class C
                  --------------------------------------------------  -------------------------------------------------
                           For the                   For the                   For the                  For the
                         year ended                year ended                year ended                year ended
                      October 31, 2006          October 31, 2005          October 31, 2006          October 31, 2005
                  ------------------------  ------------------------  ------------------------  -----------------------
                    Shares       Amount       Shares       Amount       Shares       Amount       Shares      Amount
                  ----------  ------------  ----------  ------------  ----------  ------------  ---------  ------------
Shares sold......  2,309,929  $ 23,885,720   9,373,202  $ 96,566,505   2,378,919  $ 24,507,730  9,764,674  $100,431,806
Reinvested shares    242,333     2,498,450      59,840       618,742     184,193     1,899,035     46,857       484,501
Shares redeemed.. (3,854,874)  (39,863,110) (1,577,934)  (16,268,213) (4,380,676)  (45,197,477)  (872,216)   (8,992,032)
                  ----------  ------------  ----------  ------------  ----------  ------------  ---------  ------------
Net increase
 (decrease)...... (1,302,612) $(13,478,940)  7,855,108  $ 80,917,034  (1,817,564)  (18,790,712) 8,939,315  $ 91,924,275
                  ==========  ============  ==========  ============  ==========  ============  =========  ============

                                   2010 High Watermark Fund
                        ---------------------------------------------
                                           Class I
                        ---------------------------------------------
                                                   For the period
                               For the           February 18, 2005+
                              year ended               through
                           October 31, 2006       October 31, 2005
                        ---------------------  ----------------------
                         Shares      Amount      Shares      Amount
                        --------  -----------  ---------  -----------
Shares sold............  590,197  $ 6,104,079  2,269,605  $23,376,679
Reinvested shares......   59,947      618,648         --           --
Shares redeemed........ (270,322)  (2,808,344)   (60,358)    (626,812)
                        --------  -----------  ---------  -----------
Net increase (decrease)  379,822  $ 3,914,383  2,209,247  $22,749,867
                        ========  ===========  =========  ===========

                                                      2015 High Watermark Fund
                  ------------------------------------------------------------------------------------------------
                                       Class A                                          Class C
                  ------------------------------------------------  ----------------------------------------------
                           For the                  For the                 For the                 For the
                         year ended               year ended              year ended              year ended
                      October 31, 2006         October 31, 2005        October 31, 2006        October 31, 2005
                  ------------------------  ----------------------  ----------------------  ----------------------
                    Shares       Amount       Shares      Amount      Shares      Amount      Shares      Amount
                  ----------  ------------  ---------  -----------  ---------  -----------  ---------  -----------
Shares sold......  3,147,733  $ 34,478,894  4,474,414  $48,052,843  1,470,515  $16,064,236  2,669,012  $28,520,111
Reinvested shares    119,283     1,308,537     18,534      197,940     46,935      514,406      7,560       80,740
Shares redeemed.. (1,166,623)  (12,821,379)  (218,793)  (2,367,727)  (662,743)  (7,255,541)  (118,372)  (1,285,051)
                  ----------  ------------  ---------  -----------  ---------  -----------  ---------  -----------
Net increase
 (decrease)......  2,100,393  $ 22,966,052  4,274,155  $45,883,056    854,707  $ 9,323,101  2,558,200  $27,315,800
                  ==========  ============  =========  ===========  =========  ===========  =========  ===========

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2006 -- (continued)


                                   2015 High Watermark Fund
                        ---------------------------------------------
                                           Class I
                        ---------------------------------------------
                                                   For the period
                               For the           February 18, 2005+
                              year ended               through
                           October 31, 2006       October 31, 2005
                        ---------------------  ----------------------
                         Shares      Amount      Shares      Amount
                        --------  -----------  ---------  -----------
Shares sold............  760,245  $ 8,335,830  1,534,236  $16,529,168
Reinvested shares......   43,655      478,893         --           --
Shares redeemed........ (179,266)  (1,989,243)   (16,812)    (186,514)
                        --------  -----------  ---------  -----------
Net increase (decrease)  624,634  $ 6,825,480  1,517,424  $16,342,654
                        ========  ===========  =========  ===========

                                                         2020 High Watermark Fund
                        ------------------------------------------------------------------------------------------
                                            Class A                                       Class C
                        ----------------------------------------------  ------------------------------------------
                                For the                 For the                For the               For the
                              year ended              year ended              year ended            year ended
                           October 31, 2006        October 31, 2005        October 31, 2006      October 31, 2005
                        ----------------------  ----------------------  ---------------------  -------------------
                          Shares      Amount      Shares      Amount     Shares      Amount     Shares    Amount
                        ---------  -----------  ---------  -----------  --------  -----------  -------  ----------
Shares sold............ 1,312,154  $14,631,184  1,746,918  $18,952,251   575,961  $ 6,432,878  750,165  $8,111,109
Reinvested shares......    49,392      553,189      5,198       55,935    13,149      147,271    2,252      24,228
Shares redeemed........  (552,841)  (6,116,907)   (49,915)    (541,500) (184,271)  (2,053,722) (49,255)   (541,539)
                        ---------  -----------  ---------  -----------  --------  -----------  -------  ----------
Net increase (decrease)   808,705  $ 9,067,466  1,702,201  $18,466,686   404,839  $ 4,526,427  703,162  $7,593,798
                        =========  ===========  =========  ===========  ========  ===========  =======  ==========

                                2020 High Watermark Fund
                        ----------------------------------------
                                         Class I
                        ----------------------------------------
                                                For the period
                              For the         February 18, 2005+
                             year ended            through
                          October 31, 2006     October 31, 2005
                        -------------------  -------------------
                         Shares    Amount     Shares    Amount
                        -------  ----------  -------  ----------
Shares sold............ 380,111  $4,245,059  549,913  $6,026,525
Reinvested shares......  15,920     178,466       --          --
Shares redeemed........ (49,277)   (551,779) (13,458)   (148,982)
                        -------  ----------  -------  ----------
Net increase (decrease) 346,754  $3,871,746  536,455  $5,877,543
                        =======  ==========  =======  ==========

                                Long Horizon Fund
                        ----------------------------------
                             Class A           Class C
                        ------------------ ---------------
                          For the period   For the period
                           12/30/2005@       12/30/2005@
                             through           through
                         October 31, 2006  October 31, 2006
                        ------------------ ---------------
                        Shares    Amount   Shares   Amount
                        ------- ---------- ------  --------
Shares sold............ 200,202 $2,001,001 10,003  $100,030
Reinvested shares......      --         --     --        --
Shares redeemed........      --         --     --        --
                        ------- ---------- ------  --------
Net increase (decrease) 200,202 $2,001,001 10,003  $100,030
                        ======= ========== ======  ========

--------
@  Commencement of operations.
+  Inception date of Class.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2006 -- (continued)


                            Short Horizon Income Fund
                        ----------------------------------
                             Class A           Class C
                        ------------------ ---------------
                          For the period   For the period
                           12/30/2005@       12/30/2005@
                             through           through
                         October 31, 2006  October 31, 2006
                        ------------------ ---------------
                        Shares    Amount   Shares   Amount
                        ------- ---------- ------  --------
Shares sold............ 205,201 $2,051,662 10,090  $100,898
Reinvested shares......   3,650     36,821    154     1,552
Shares redeemed........      --         --     --        --
                        ------- ---------- ------  --------
Net increase (decrease) 208,851 $2,088,483 10,244  $102,450
                        ======= ========== ======  ========

--------
@  Commencement of operations
+  Inception date of Class

Note 7. Line of Credit

   AIG Series Trust has established a $10 million committed secured line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed secured line of credit which is included in other expenses on the Statement of Operations. Borrowings under the committed secured line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. This committed secured line of credit was not used during the period ended October 31, 2006.

Note 8. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended October 31, 2006, none of the Funds participated in this program.

Note 9. Trustees Retirement Plan

   The Trustees of AIG Series Trust have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the AIG SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%. On December 6, 2006, the Board of Trustees approved amendments to the Retirement Plan allowing Trustees with 10 years of consecutive service to become a participant regardless of age, along with certain other changes.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2006 -- (continued)


   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expense line on the Statement of Assets and Liabilities and the Amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                     Retirement Retirement Retirement
                        Plan       Plan       Plan
                     Liability   Expense    Payments
-                    ---------- ---------- ----------
Fund                      As of October 31, 2006
----                 --------------------------------
2010 High Watermark.   $3,818     $2,506      $--
2015 High Watermark.    1,145        914       --
2020 High Watermark.      414        336       --
Long Horizon........       18         18       --
Short Horizon Income       18         18       --

Note 10. Other Information

   On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of the Adviser and the Distributor announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-l and 13b2-l promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

   AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to
   Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser and the Distributor, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including the Adviser and the Distributor, to continue to serve as investment adviser and principal underwriter of the Funds. The Adviser and Distributor expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to receipt of permanent relief, the Adviser and the Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform investment advisory and underwriting services, respectively, relating to the Funds.

        AIG Series Trust
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of and Board of Trustees of AIG Series Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the AIG Series Trust 2010 High Watermark Fund, 2015 High Watermark Fund, and 2020 High Watermark Fund, as of October 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. Additionally, we have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the AIG Series Trust Long Horizon Fund and Short Horizon Income Fund as of October 31, 2006, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AIG Series Trust 2010 High Watermark Fund, 2015 High Watermark Fund, and 2020 High Watermark Fund as of October 31, 2006, the results of their operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AIG Series Trust Long Horizon Fund and Short Horizon Income Fund as of October 31, 2006, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.

                                          /s/ Ernst & Young LLP

Houston, Texas
December 18, 2006

        AIG Series Trust
        APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS -- October 31, 2006 -- (unaudited)


Approval of the Investment Advisory and Management Agreement and Subadvisory Agreements

The Board of Trustees (the "Board"), including the Trustees that are not interested persons of AIG Series Trust (the "Trust"), AIG SunAmerica Asset Management Corp. ("AIG SunAmerica" or the "Adviser") or Trajectory Asset Management LLC ("Trajectory" or the "Subadviser"), within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Disinterested Trustees"), approved the continuation of the Investment Advisory and Management Agreement between the Trust on behalf of the 2010 High Watermark Fund ("2010 Fund"), 2015 High Watermark Fund ("2015 Fund") and 2020 High Watermark Fund ("2020 Fund") for a one-year period ending August 31, 2007 (each a "Fund" and collectively, the "Funds"), and AIG SunAmerica (the "Advisory Agreement") for a one-year period ending August 31, 2007, at a meeting held on August 29, 2006. At this same meeting, the Board also approved the continuation of the Subadvisory Agreement between AIG SunAmerica and Trajectory with respect to the Funds.

In accordance with Section 15(c) of the 1940 Act, the Board requested and the Adviser provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreements. In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreements, the Board, including the Disinterested Trustees, considered the following information:

Nature, Extent and Quality of Services Provided by the Adviser and Subadviser

The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by AIG SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that AIG SunAmerica provides office space, accounting, legal, compliance, clerical and administrative services (exclusive of, and in addition to, overseeing any such service provided by any others retained by the Funds, including the Subadviser), and has authorized any of its officers and employees, if elected, to serve as officers or trustees of the Funds without compensation. Finally, the Board noted that AIG SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadviser.

In connection with the services provided by AIG SunAmerica, the Board analyzed the structure and duties of AIG SunAmerica's fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board further noted that AIG SunAmerica provides and compensates a Chief Compliance Officer for the Funds and reviewed information concerning AIG SunAmerica's compliance staff. The Board also reviewed the personnel responsible for providing advisory services to the Funds, and the level and process of monitoring the portfolio managers, and concluded, based on their experience and interaction with the Adviser, that
(i) the Adviser was able to retain quality portfolio managers and other personnel; (ii) the Adviser exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Advisory Agreement; (iii) the Adviser was responsive to requests of the Board; and
(iv) the Adviser had kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered AIG SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual fund and shareholder services. The Board considered AIG SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients, including approximately 130 registered mutual funds and the fact that as of June 30, 2006 AIG SunAmerica managed, advised an/or administered approximately $44.7 billion of assets.

As AIG SunAmerica has delegated daily investment responsibilities to Trajectory, the Board also considered the nature, quality and extent of services provided by Trajectory. The Board observed that Trajectory is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Funds for which it serves as Subadviser. The Board reviewed Trajectory's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel responsible for providing subadvisory services to the Funds and concluded, based on their experience with Trajectory, that
(i) Trajectory was able to retain high

        AIG Series Trust
        APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS -- October 31, 2006 -- (unaudited) (continued)

quality portfolio managers and other investment personnel; (ii) Trajectory exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) Trajectory was responsive to requests of the Board and of AIG SunAmerica. With respect to the administrative services provided by Trajectory, the Board considered that Trajectory provides general marketing assistance and has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' prospectus. The Board concluded that the nature and extent of services provided by Trajectory under the Subadvisory Agreements were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

The Board also considered AIG SunAmerica's and Trajectory's compliance and regulatory history, and noted that neither AIG SunAmerica nor Trajectory had been the target of any regulatory actions or investigations that could potentially affect its ability to provide investment management and advisory services to the Funds.

Investment Performance of the Funds and the Adviser and Subadviser

The Board also reviewed and considered the performance of the Funds. In preparation for the August 29, 2006 meeting, the Board was provided with reports independently prepared by Lipper, Inc. ("Lipper"). In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer universe ("Peer Universe"), as determined by Lipper, and to an appropriate index or combination of indices. The Board also noted that it regularly reviews the performance of the Funds periodically throughout the year.

Based on the Lipper reports, the Board reviewed each Fund's annualized total return, as applicable, for the prior one- and two-year periods ended June 30, 2006. In considering the performance of Trajectory, the Board noted that each of the Fund's was underperforming its index and ranked in the fifth quintile of its Peer Group for the one-year period and that the 2015 Fund and 2020 Fund ranked in the fourth quintile for the two-year period. The Board further considered, however, that the Funds are intended to be long-term investments and that the Funds' unique investment technique was performing in a manner not inconsistent with the market conditions during its first two years of operations.

In considering AIG SunAmerica's performance as investment adviser, the Board was provided with a presentation that compared the present and historical staffing levels and annual budget of the Investments Department. In considering the performance of AIG SunAmerica and Trajectory the Board did not rely upon comparisons of AIG SunAmerica's or Trajectory's performance with respect to its other advisory clients.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits Realized by the Investment Adviser, Subadviser and their Affiliates from the Relationship with the Funds

The Board, including the Disinterested Trustees, received and reviewed information regarding the fees paid by the Funds to AIG SunAmerica for investment advisory and management services and the fees paid by AIG SunAmerica to Trajectory pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided and any potential additional benefits received by AIG SunAmerica, the Subadviser or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the fees, the Board received reports prepared independently by Lipper. The reports showed comparative fee information of the Funds' peer group ("Peer Group") and Peer Universe, where applicable, including rankings within the categories, as well as reports prepared by AIG SunAmerica. In considering the reasonableness of the management fees, the Board reviewed a number of expense comparisons, including:
(i) contractual advisory and subadvisory fees; and (ii) actual total operating expenses. The Board did not rely upon comparisons of the fees earned by AIG SunAmerica or Trajectory with respect to other investment advisory contracts. In considering the Funds' total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by AIG SunAmerica with respect to the Funds. The Board compared the Funds' net expense ratios to those of other funds within the Funds' respective Peer Groups as a guide to help assess the reasonableness of the Fund's management fee. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups since the exact nature of services provided under the Peer Groups' fund agreements is often not apparent. The Board noted that the Peer Group fee information as a whole was useful in assessing whether the Adviser was providing services at a cost that was competitive with other, similar funds.

        AIG Series Trust
        APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS -- October 31, 2006 -- (unaudited) (continued)


In considering the subadvisory fees, the Board, including the Disinterested Trustees, considered that each Fund pays a fee to AIG SunAmerica pursuant to the Advisory Agreement, and that, in turn, AIG SunAmerica and not the Funds, pay a fee to Trajectory. Therefore, the Board considered the amount of the management fee retained by AIG SunAmerica and the fee paid to Trajectory in connection with the services provided. The Board was also asked to approve amendments to the Subadvisory Agreement's to provide for a minimum fee payavble by AIG SunAmerica to Trajectory and noted that these amendments would result in AIG SunAmerica retaining less of the management fees. The Board further noted that the amendments did not modify the services provided under the Subadvisory Agreements.

The Board also considered AIG SunAmerica's profitability and the benefits AIG SunAmerica and its affiliates received from its relationship with the Funds. The Board reviewed financial statements relating to AIG SunAmerica's profitability and financial condition with respect to the services it provided the Funds and considered how profit margins could affect AIG SunAmerica's ability to attract and retain high quality investment professionals. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred on a fund by fund basis by AIG SunAmerica and its affiliates in providing services to the Funds. Based on this information, the Board considered the revenues received by AIG SunAmerica under the Advisory Agreement. The Board also considered revenues received by AIG SunAmerica's affiliates under the Rule 12b-1 Plans, Service Agreements, and Administrative and Shareholder Service Agreements. Additionally, the Board reviewed Trajectory's financial statements and considered whether Trajectory had the financial resources necessary to attract and retain high quality investment management personnel, continue to perform its obligations under the Subadvisory Agreement and to continue to provide the high quality of services that it had provided the Funds to date.

With respect to indirect costs and benefits, the Board considered that (1) any indirect costs incurred by AIG SunAmerica in connection with rendering investment advisory services to the Funds are inconsequential based on management's judgment on the analysis of the adequacy of the advisory fees, and
(2) any collateral benefits derived as a result of providing advisory services to the Funds are de minimis according to management and do not impact upon the reasonableness of the management fee. The Board did, however, consider the reputational value to AIG SunAmerica from serving as investment adviser.

The Board concluded that AIG SunAmerica had the financial resources necessary to perform its obligations under the Advisory Agreement and to continue to provide the high quality of services that it had provided to the Funds to date and that the profitability of the Adviser and its affiliates as a result of their relationships with the Funds was reasonable. The Board also concluded that the level of the management fees and subadvisory fees was reasonable in light of the factors discussed above.

Economies of Scale

The Board, including the Disinterested Trustees, considered whether the Funds have benefited from economies of scale and whether there is potential for future realization of economies with respect to the Funds. Based on the current management fee levels, the Board concluded that any potential economies of scale will be shared between shareholders and AIG SunAmerica in an appropriate manner. The Board considered that the funds in the AIG SunAmerica complex share common resources and as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of AIG SunAmerica as it adds labor and capital to expand the scale of operations.

The Board concluded that the management fee structure was reasonable and that no changes were currently necessary to further reflect economies of scale. The Board noted that it will continue to review fees, including contractual expense caps in connection with contract renewals.

Conclusion

After a full and complete discussion, the Board approved the continuation of the Advisory Agreement and the Subadvisory Agreements for each of the Funds for a one-year period ending August 31, 2007. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreements were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the continuation of the Advisory Agreement and Subadvisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

        AIG Series Trust
        TRUSTEE AND OFFICER INFORMATION -- (unaudited)

The following table contains basic information regarding the Trustees who oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                             Number of
                        Position     Term of                                                  Funds in
        Name,          Held With    Office and                                              Fund Complex
     Address and       SunAmerica   Length of              Principal Occupations            Overseen by
    Date of Birth*      Complex   Time Served(4)            During Past 5 Years              Trustee(1)
---------------------- ---------- -------------- ------------------------------------------ ------------
Disinterested Trustees

Jeffrey S. Burum        Trustee    2004-present  Founder, Chairman and CEO of                    42
DOB: February 27, 1963                           Southern California Development
                                                 Corporation/ National Housing
                                                 Development Corp.; Founder, Owner
                                                 and Partner of Colonies Crossroads, Inc.
                                                 (1992 to present); Owner and Managing
                                                 Member of Diversified Pacific
                                                 Development Group, LLC (June 1998 to
                                                 present).

Dr. Judith L. Craven    Trustee    2004-present  Retired.                                        90
DOB: October 6, 1945




William F. Devin        Trustee    2004-present  Retired.                                        90
DOB: December 30, 1938

Samuel M. Eisenstat     Chairman   2004-present  Attorney, solo practitioner.                    52
DOB: March 7, 1940      of the
                        Board

Stephen J. Gutman       Trustee    2004-present  Senior Associate, Corcoran Group (Real          52
DOB: May 10, 1943                                Estate) (October 2003-present);
                                                 President and Member of Managing
                                                 Directors, Beau Brummell-Soho, LLC
                                                 (licensing of menswear specialty
                                                 retailing and other activities) (June 1988
                                                 to present).

William J. Shea         Trustee    2004-present  President and CEO, Conseco, Inc.                52
DOB: February 9, 1948                            (Financial Services) (2001 to 2004);
                                                 Chairman of the Board of Centennial
                                                 Technologies, Inc. (1998 to 2001).
Interested Trustee

Peter A. Harbeck(3)     Trustee    2004-present  President, CEO and Director, AIG                99
DOB: January 23, 1954                            SunAmerica Asset Management Corp.
                                                 ("AIG SunAmerica") (August 1995 to
                                                 present); Director, AIG SunAmerica
                                                 Capital Services, Inc. ("SACS") (August
                                                 1993 to present); President and CEO,
                                                 AIG Advisor Group, Inc. (June 2004 to
                                                 present).


        Name,
     Address and                  Other Directorships
    Date of Birth*                Held by Trustee(2)
---------------------- ------------------------------------------
Disinterested Trustees

Jeffrey S. Burum       None
DOB: February 27, 1963








Dr. Judith L. Craven   Director, Belo Corporation (1992 to
DOB: October 6, 1945   present); Director, Sysco Corporation
                       (1996 to present); Director, Luby's Inc.
                       (1998 to present); Director, University of
                       Texas Board of Regents (2001-Present).

William F. Devin       Director, Boston Options Exchange
DOB: December 30, 1938 (1985-Present).

Samuel M. Eisenstat    Director, North European Oil Royalty
DOB: March 7, 1940     Trust.


Stephen J. Gutman      None
DOB: May 10, 1943






William J. Shea        Director, Boston Private Holdings
DOB: February 9, 1948  (October 2004 to present).


Interested Trustee

Peter A. Harbeck(3)    None
DOB: January 23, 1954







        AIG Series Trust
        TRUSTEE AND OFFICER INFORMATION -- (unaudited)

                                                                                           Number of
                        Position     Term of                                                Funds in
        Name,          Held With    Office and                                            Fund Complex
     Address and       SunAmerica   Length of             Principal Occupations           Overseen by  Other Directorships
    Date of Birth*      Complex   Time Served(4)           During Past 5 Years             Trustee(1)  Held by Trustee(2)
---------------------- ---------- -------------- ---------------------------------------- ------------ -------------------

OFFICERS
Vincent M. Marra       President   2004-present  Senior Vice President, AIG SunAmerica        N/A      N/A
DOB: May 28, 1950                                (February 2003-present); Chief
                                                 Administrative Officer, Chief Operating
                                                 Officer and Chief Financial Officer,
                                                 Carret & Co., LLC (June 2002 to
                                                 February 2003); President and Chief
                                                 Operating Officer, Bowne Digital
                                                 Solutions (1999 to May 2002)

Donna M. Handel        Treasurer   2004-present  Senior Vice President, AIG SunAmerica        N/A      N/A
DOB: June 25, 1966                               (December 2004 to present); Vice
                                                 President, AIG SunAmerica (1997 to
                                                 December 2004); Assistant Treasurer
                                                 (1993 to 2002)

Gregory N. Bressler    Secretary   September     Senior Vice President and General            N/A      N/A
DOB: November 17, 1966 and Chief   2005-present  Counsel, AIG SunAmerica (June 2005 to
                       Legal                     Present); Vice President and Director of
                       Officer                   U.S. Asset Management Compliance,
                                                 Goldman Sachs Asset Management, L.P.
                                                 (June 2004 to June 2005); Deputy
                                                 General Counsel, Credit Suisse Asset
                                                 Management, LLC. (June 2002-June
                                                 2004); Counsel, Credit Suisse Asset
                                                 Management, LLC (January 2000-June
                                                 2002).

James Nichols          Vice        2006-present  Director, President and CEO, AIG             N/A      N/A
DOB: April 7, 1966     President                 SACS (July 2006 to present); Senior
                                                 Vice President, AIG SunAmerica
                                                 Capital Services, Inc. ("SACS") (March
                                                 2002 to July 2006); Vice President, AIG
                                                 SunAmerica (1995 to March 2002).

Cynthia Gibbons        Vice        2002-present  Vice President, AIG SunAmerica and           N/A      N/A
DOB: December 6, 1967  President                 Variable Annuity Life Insurance
                       and Chief                 Company (August 2002 to present);
                       Compliance                Securities Compliance Manager,
                       Officer                   American General Investment
                                                 Management, (June 2000-August 2002).

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which AIG SunAmerica serves as investment adviser or administrator. At October 31, 2006 "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (17 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (36 portfolios), VALIC Company I (32 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios), AIG Series Trust (6 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1
    Fund) and SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 Fund).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Trustee, as defined within the Investment Company Act of 1940, because he is an officer and a director of the Adviser and a director of the principal underwriter of the Trust.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan as discussed in Note 9 of the financial statements. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available without charge by calling (800) 858-8850.

        AIG Series Trust
        SHAREHOLDER TAX INFORMATION -- October 31, 2006 -- (unaudited)

Certain tax information regarding the AIG Series Trust Funds is required to be provided to shareholders based upon each Fund's income and distributions for the taxable periods ended October 31, 2006. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2006. The information necessary to complete your income tax returns will be included with your Form 1099-DIV to be received under separate cover in January 2007.

During the year ended October 31, 2006 the Funds paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

                                          Net          Net        Net Long-   Qualifying % for the
                               Total   Investment  Short-Term       Term         70% Dividends
                             Dividends   Income   Capital Gains Capital Gains  Received Deduction
                             --------- ---------- ------------- ------------- --------------------
2010 High Watermark Class A.   $0.22     $0.17        $0.01         $0.04             -- %
2010 High Watermark Class C.    0.16      0.11         0.01          0.04              --
2010 High Watermark Class I.    0.26      0.21         0.01          0.04              --
2015 High Watermark Class A.    0.24      0.16         0.03          0.05              --
2015 High Watermark Class C.    0.18      0.10         0.03          0.05              --
2015 High Watermark Class I.    0.29      0.21         0.03          0.05              --
2020 High Watermark Class A.    0.25      0.16         0.04          0.05              --
2020 High Watermark Class C.    0.18      0.09         0.04          0.05              --
2020 High Watermark Class I.    0.29      0.20         0.04          0.05              --
Long Horizon Class A........      --        --           --            --              --
Long Horizon Class C........      --        --           --            --              --
Short Horizon Income Class A    0.18      0.18           --            --              --
Short Horizon Income Class C    0.15      0.15           --            --              --

For the year ended October 31, 2006, none of the dividends paid by the Funds are subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

        AIG Series Trust
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited)

The following graphs show how the value of a $10,000 investment in each of the AIG Series Trust Funds would have changed over the period shown in the graphs, and also shows how the indicies shown performed over the same period of time. The graphs and tables shown below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please note that the term "inception" as used herein reflects the date on which a specific class of shares commenced operations. It is important to note that the AIG Series Trust Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the Class A shares of each Fund. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class. Past performance does not predict future results.

        AIG Series Trust
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

2010 High Watermark Fund

For the annual period ended October 31, 2006, Class A shares of 2010 High Watermark Fund returned 7.15%, lagging the Fund's Dow Jones Target Maturity 2010 benchmark, which returned 8.32% during the period.

Economic growth decelerated in the latter half of the reporting period from a high of 5.6% Gross Domestic Product (GDP) growth in the first quarter of 2006, to 2.6% in the second quarter, and 2.2% in the third quarter. In light of decelerating growth and signs of substantial retrenchment in the housing market, the Federal Open Market Committee (FOMC) went on hold in August after raising the Federal Funds rate over 17 consecutive meetings.

The government bond markets largely reflected the developments in the real economy and Fed policy. The high GDP growth rate posted for the first quarter of 2006 contributed to a sharp drop in the government markets with the yield on 10-year Treasuries rising to 5.25% in June from 4.33% in January of 2006. The government market anticipated the FOMC's pause in policy rate action with longer-term yields declining prior to the August meeting. The yield curve inverted in mid-summer and remained so through the end of the period as the futures markets began to price in anticipated easing of Fed policy rates in 2007.

Overall, the reporting period provided a favorable environment for equities in the form of strong but decelerating economic growth and policy action on the part of the FOMC. Accordingly, the S&P 500 Index posted a strong 16.3% total return over the reporting period. Within the period, however, equity markets experienced pronounced swings. Notably, in May of 2006, the Index dropped from 1326 to 1224 as implied volatility spiked. In part, this drop reflected market concerns that investors had become overexposed to risky assets and vulnerable to a meaningful drop in liquidity. The FOMC's pause reduced concerns about liquidity, allowing the S&P 500 Index to recover strongly and closed at 1378 at the end of October.

Relative to its benchmark, the Fund maintained a higher exposure to equities and a higher exposure to U.S. Government Securities. The Fund's overweight position to equities contributed positively to relative performance, but the Fund's higher exposure to U.S. Government Securities contributed negatively to relative performance.






--------
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

Dow Jones Target Maturity 2010: Target Date refers to the date that the invested capital will be needed. Standard Fiduciary practice for investments that have a target date for use is to reduce the risk in the portfolio as that date nears. The Dow Jones Target Date Indexes are appropriate for benchmarking balanced portfolios whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels. This systematic reduction of risk occurs beginning 35 years prior to a defined target date.

        AIG Series Trust
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Since inception, $10,000 invested in 2010 High Watermark Fund Class A shares would be valued at $10,419. The same amount invested in securities mirroring the performance of the Dow Jones Target Maturity 2010 Index would be valued at $11,755.

                                     [CHART]

                2010 High Watermark               Dow Jones Target
                    Fund Class A#               Maturity 2010 Index
                    ------------                -------------------
 6/24/2004              $9,425
 6/30/2004               9,444                     $10,000.00
 7/31/2004               9,359                       9,864.08
 8/31/2004               9,472                       9,970.96
 9/30/2004               9,529                      10,103.18
10/31/2004               9,632                      10,232.92
11/30/2004               9,680                      10,424.44
12/31/2004               9,866                      10,647.47
 1/31/2005               9,752                      10,549.86
 2/28/2005               9,790                      10,615.96
 3/31/2005               9,648                      10,505.38
 4/30/2005               9,657                      10,450.39
 5/31/2005               9,847                      10,714.82
 6/30/2005               9,857                      10,826.02
 7/31/2005               9,933                      10,985.42
 8/31/2005               9,971                      11,034.84
 9/30/2005               9,933                      11,002.10
10/31/2005               9,724                      10,851.97
11/30/2005               9,895                      11,036.70
12/31/2005               9,923                      11,121.96
 1/31/2006              10,069                      11,280.74
 2/28/2006              10,030                      11,301.12
 3/31/2006              10,050                      11,319.66
 4/30/2006              10,127                      11,327.69
 5/31/2006               9,923                      11,204.74
 6/30/2006               9,884                      11,229.46
 7/31/2006               9,991                      11,279.98
 8/31/2006              10,157                      11,476.28
 9/30/2006              10,312                      11,597.48
10/31/2006              10,419                      11,755.24

                      Class A            Class C            Class I
                 ------------------ ------------------ ------------------
                 Average            Average            Average
   2010 High     Annual  Cumulative Annual  Cumulative Annual  Cumulative
 Watermark Fund  Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     1.02%     7.15%    5.55%    6.55%     7.76%    7.76%
-------------------------------------------------------------------------
5 Year Return       N/A       N/A      N/A      N/A       N/A      N/A
-------------------------------------------------------------------------
10 Year Return      N/A       N/A      N/A      N/A       N/A      N/A
-------------------------------------------------------------------------
Since Inception*  1.76%    10.54%    3.78%    9.11%     3.95%    6.82%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 06/25/04; Class C: 06/25/04; Class I: 02/18/05 # For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12 month period ending October 31, 2006, the 2010 High Watermark Class A returned 1.02%, compared to 8.32% for the Dow Jones Target Maturity 2010 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        AIG Series Trust
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

2015 High Watermark Fund

For the annual period ended October 31, 2006, Class A shares of 2015 High Watermark Fund returned 11.62%, outperforming the Fund's Dow Jones Target Maturity 2015 benchmark, which returned 10.09% during the period.

Economic growth decelerated in the latter half of the reporting period from a high of 5.6% Gross Domestic Product (GDP) growth in the first quarter of 2006, to 2.6% in the second quarter, and 2.2% in the third quarter. In light of decelerating growth and signs of substantial retrenchment in the housing market, the Federal Open Market Committee (FOMC) went on hold in August after raising the Federal Funds rate over 17 consecutive meetings.

The government bond markets largely reflected the developments in the real economy and Fed policy. The high GDP growth rate posted for the first quarter of 2006 contributed to a sharp drop in the government markets with the yield on 10-year Treasuries rising to 5.25% in June from 4.33% in January of 2006. The government market anticipated the FOMC's pause in policy rate action with longer-term yields declining prior to the August meeting. The yield curve inverted in mid-summer and remained so through the end of the period as the futures markets began to price in anticipated easing of Fed policy rates in 2007.

Overall, the reporting period provided a favorable environment for equities in the form of strong but decelerating economic growth and policy action on the part of the FOMC. Accordingly, the S&P 500 Index posted a strong 16.3% total return over the reporting period. Within the period, however, equity markets experienced pronounced swings. Notably, in May of 2006, the Index dropped from 1326 to 1224 as implied volatility spiked. In part, this drop reflected market concerns that investors had become overexposed to risky assets and vulnerable to a meaningful drop in liquidity. The FOMC's pause reduced concerns about liquidity, allowing the S&P 500 Index to recover strongly and closed at 1378 at the end of October.

Relative to its benchmark, the Fund maintained a higher exposure to equities and a higher exposure to U.S. Government Securities. The Fund's overweight position to equities contributed positively to relative performance. The Fund's U.S. Government Securities have relatively long maturities. These bonds benefited from strong performance on the long end of the yield curve. As such, the Fund's overweight position to U.S. Government Securities contributed positively to relative performance.

--------
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

Dow Jones Target Maturity 2015: Target Date refers to the date that the invested capital will be needed. Standard Fiduciary practice for investments that have a target date for use is to reduce the risk in the portfolio as that date nears. The Dow Jones Target Date Indexes are appropriate for benchmarking balanced portfolios whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels. This systematic reduction of risk occurs beginning 35 years prior to a defined target date.

        AIG Series Trust
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Since inception, $10,000 invested in 2015 High Watermark Fund Class A shares would have increased to $11,382. The same amount invested in securities mirroring the performance of the Dow Jones Target Maturity 2015 Index would be valued at $12,047.

                                    [CHART]

              2015 High Watermark       Dow Jones Target
                  Fund Class A#        Maturity 2015 Index
                  -------------        -------------------
 6/24/2004         $9,425
 6/30/2004          9,453                  $10,000.00
 7/31/2004          9,293                    9,799.64
 8/31/2004          9,482                    9,884.62
 9/30/2004          9,585                   10,043.42
10/31/2004          9,736                   10,185.47
11/30/2004          9,877                   10,452.21
12/31/2004         10,236                   10,709.63
 1/31/2005         10,121                   10,563.86
 2/28/2005         10,179                   10,666.21
 3/31/2005          9,950                   10,540.91
 4/30/2005          9,978                   10,428.01
 5/31/2005         10,350                   10,738.79
 6/30/2005         10,407                   10,865.33
 7/31/2005         10,522                   11,107.25
 8/31/2005         10,608                   11,126.48
 9/30/2005         10,503                   11,121.52
10/31/2005         10,198                   10,942.25
11/30/2005         10,503                   11,204.64
12/31/2005         10,583                   11,279.08
 1/31/2006         10,748                   11,525.96
 2/28/2006         10,748                   11,535.26
 3/31/2006         10,700                   11,600.40
 4/30/2006         10,739                   11,614.04
 5/31/2006         10,436                   11,416.17
 6/30/2006         10,417                   11,439.12
 7/31/2006         10,544                   11,454.69
 8/31/2006         10,875                   11,674.58
 9/30/2006         11,139                   11,815.74
10/31/2006         11,382                   12,046.55


                      Class A            Class C            Class I
                 ------------------ ------------------ ------------------
                 Average            Average            Average
   2015 High     Annual  Cumulative Annual  Cumulative Annual  Cumulative
 Watermark Fund  Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     5.22%    11.62%    9.94%    10.94%   12.22%    12.22%
-------------------------------------------------------------------------
5 Year Return       N/A       N/A      N/A       N/A      N/A       N/A
-------------------------------------------------------------------------
10 Year Return      N/A       N/A      N/A       N/A      N/A       N/A
-------------------------------------------------------------------------
Since Inception*  5.66%    20.77%    7.71%    19.09%    6.83%    11.90%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 06/25/04; Class C: 06/25/04; Class I: 02/18/05 # For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12 month period ending October 31, 2006, the 2015 High Watermark Class A returned 5.22%, compared to 10.09% for the Dow Jones Target Maturity 2015 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        AIG Series Trust
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

2020 High Watermark Fund

For the annual period ended October 31, 2006, Class A shares of 2020 High Watermark Fund returned 12.75%, outperforming the Fund's Dow Jones Target Maturity 2020 benchmark, which returned 11.69% during the period.

Economic growth decelerated in the latter half of the reporting period from a high of 5.6% Gross Domestic Product (GDP) growth in the first quarter of 2006, to 2.6% in the second quarter, and 2.2% in the third quarter. In light of decelerating growth and signs of substantial retrenchment in the housing market, the Federal Open Market Committee (FOMC) went on hold in August after raising the Federal Funds rate over 17 consecutive meetings.

The government bond markets largely reflected the developments in the real economy and Fed policy. The high GDP growth rate posted for the first quarter of 2006 contributed to a sharp drop in the government markets with the yield on 10-year Treasuries rising to 5.25% in June from 4.33% in January of 2006. The government market anticipated the FOMC's pause in policy rate action with longer-term yields declining prior to the August meeting. The yield curve inverted in mid-summer and remained so through the end of the period as the futures markets began to price in anticipated easing of Fed policy rates in 2007.

Overall, the reporting period provided a favorable environment for equities in the form of strong but decelerating economic growth and policy action on the part of the FOMC. Accordingly, the S&P 500 Index posted a strong 16.3% total return over the reporting period. Within the period, however, equity markets experienced pronounced swings. Notably, in May of 2006, the Index dropped from 1326 to 1224 as implied volatility spiked. In part, this drop reflected market concerns that investors had become overexposed to risky assets and vulnerable to a meaningful drop in liquidity. The FOMC's pause reduced concerns about liquidity, allowing the S&P 500 Index to recover strongly and closed at 1378 at the end of October.

Relative to its benchmark, the Fund maintained a higher exposure to equities and a higher exposure to U.S. Government Securities. The Fund's overweight position to equities contributed positively to relative performance. The Fund's U.S. Government Securities have relatively long maturities. These bonds benefited from strong performance on the long end of the yield curve. As such, the Fund's overweight position to U.S. Government Securities contributed positively to relative performance.

--------
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

Dow Jones Target Maturity 2020: Target Date refers to the date that the invested capital will be needed. Standard Fiduciary practice for investments that have a target date for use is to reduce the risk in the portfolio as that date nears. The Dow Jones Target Date Indexes are appropriate for benchmarking balanced portfolios whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels. This systematic reduction of risk occurs beginning 35 years prior to a defined target date.

        AIG Series Trust
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Since inception, $10,000 invested in 2020 High Watermark Fund Class A shares would have increased to $11,638. The same amount invested in securities mirroring the performance of the Dow Jones Target Maturity 2020 Index would be valued at $12,321.

                                    [CHART]
                 2020 High Watermark    Dow Jones Target Maturity
                    Fund Class A#               2020 Index
                ---------------------   -------------------------
  6/24/2004          $9,425
  6/30/2004           9,444                       $10,000.00
  7/31/2004           9,246                         9,736.81
  8/31/2004           9,425                         9,800.58
  9/30/2004           9,529                         9,985.62
 10/31/2004           9,698                        10,138.78
 11/30/2004           9,896                        10,476.99
 12/31/2004          10,274                        10,769.57
  1/31/2005          10,217                        10,575.77
  2/28/2005          10,283                        10,713.93
  3/31/2005          10,055                        10,573.89
  4/30/2005          10,084                        10,404.48
  5/31/2005          10,521                        10,759.56
  6/30/2005          10,607                        10,902.10
  7/31/2005          10,711                        11,222.81
  8/31/2005          10,806                        11,214.05
  9/30/2005          10,645                        11,235.31
 10/31/2005          10,321                        11,031.51
 11/30/2005          10,654                        11,355.34
 12/31/2005          10,802                        11,420.98
  1/31/2006          10,938                        11,757.94
  2/28/2006          10,986                        11,756.69
  3/31/2006          10,821                        11,890.47
  4/30/2006          10,772                        11,916.73
  5/31/2006          10,442                        11,643.54
  6/30/2006          10,471                        11,666.67
  7/31/2006          10,607                        11,631.60
  8/31/2006          10,977                        11,871.37
  9/30/2006          11,317                        12,029.04
 10/31/2006          11,638                        12,320.83



                      Class A            Class C            Class I
                 ------------------ ------------------ ------------------
                 Average            Average            Average
   2020 High     Annual  Cumulative Annual  Cumulative Annual  Cumulative
 Watermark Fund  Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     6.29%    12.75%   11.07%    12.07%   13.34%    13.34%
-------------------------------------------------------------------------
5 Year Return       N/A       N/A      N/A       N/A      N/A       N/A
-------------------------------------------------------------------------
10 Year Return      N/A       N/A      N/A       N/A      N/A       N/A
-------------------------------------------------------------------------
Since Inception*  6.66%    23.48%    8.79%    21.93%    7.70%    13.44%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 06/25/04; Class C: 06/25/04; Class I: 02/18/05 # For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12 month period ending October 31, 2006, the 2020 High Watermark Class A returned 6.29%, compared to 11.69% for the Dow Jones Target Maturity 2020 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        AIG Series Trust
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Long Horizon Fund

Long Horizon Fund Class A shares returned 5.20% for the Fund's first ten months since inception through October 31, 2006. The Fund underperformed its benchmark, the Dow Jones Moderately Aggressive Index, which returned 9.39% during the period.

Economic growth decelerated in the latter half of the reporting period from a high of 5.6% Gross Domestic Product (GDP) growth in the first quarter of 2006, to 2.6% in the second quarter, and 2.2% in the third quarter. In light of decelerating growth and signs of substantial retrenchment in the housing market, the Federal Open Market Committee (FOMC) went on hold in August after raising the Federal Funds rate over 17 consecutive meetings.

The government bond markets largely reflected the developments in the real economy and Fed policy. The high GDP growth rate posted for the first quarter of 2006 contributed to a sharp drop in the government markets with the yield on 10-year Treasuries rising to 5.25% in June from 4.33% in January of 2006. The government market anticipated the FOMC's pause in policy rate action with longer-term yields declining prior to the August meeting. The yield curve inverted in mid-summer and remained so through the end of the period as the futures markets began to price in anticipated easing of Fed policy rates in 2007.

Overall, the reporting period provided a favorable environment for equities in the form of strong but decelerating economic growth and policy action on the part of the FOMC. Accordingly, the S&P 500 Index posted a strong 16.3% total return over the reporting period. Within the period, however, equity markets experienced pronounced swings. Notably, in May of 2006, the Index dropped from 1326 to 1224 as implied volatility spiked. In part, this drop reflected market concerns that investors had become overexposed to risky assets and vulnerable to a meaningful drop in liquidity. The FOMC's pause reduced concerns about liquidity, allowing the S&P 500 Index to recover strongly and closed at 1378 at the end of October.

The Fund is designed to provide attractive potential returns while smoothing out volatility through exposure to both equities and U.S. Government securities. Unfortunately, the Fund launched early in the year and was not fully invested during a strong Market rally thus missing out on some significant equity appreciation. At the same time, U.S. Government Securities entered into a period of disappointing returns that were below short-term interest rates. It is no surprise, then, that our exposure to U.S. Government securities hurt us. Yet, we managed to end the annual period with a positive return despite a somewhat underweight exposure to equities.


--------
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.
Dow Jones Portfolio Indexes were created with this objective in mind. The series includes two families: Dow Jones Relative Risk Indexes and Dow Jones Target Date Indexes. Each Relative Risk Index and Target Date Index represents a total portfolio through stock, bond and cash subindexes. The families differ in that Relative Risk Indexes reflect fixed levels of potential risk, whereas Target Date Indexes reflect potential risk.
Dow Jones Relative Risk Portfolio Indexes: Each of the Relative Risk Portfolio Indexes attempt to constantly maintain one of five levels of risk relative to the risk of the composite stock market index (Stock CMAC). They are rebalanced monthly to percentages of the semi-variance of the Stock CMAC over the previous 36 months. The five levels are:
Dow Jones Conservative Portfolio Index -- 20% of the Risk of the Stock CMAC
Dow Jones Moderately Conservative Portfolio Index -- 40% of the Risk of the Stock CMAC
Dow Jones Moderate Portfolio Index -- 60% of the Risk of the Stock CMAC
Dow Jones Moderately Aggressive Index -- 80% of the Risk of the Stock CMAC
The Aggressive Portfolio Index is identical to, and therefore takes 100% of the Risk of, the Stock CMAC levels that decline as targeted maturity dates approach. For example: If the Semi-Variance of the Stock CMAC over the last 36 months was 10 then: The Conservative Portfolio Index would be rebalanced to the allocation with the highest stock and bond allocation that had a semi-variance of 2 or 20% of the Stock CMAC semi-variance. The Moderately Conservative Portfolio index would be rebalanced to a semi-variance of 4 or 40%. The Moderate Portfolio
Index would be rebalanced to 6 or 60%. The Moderately Aggressive Portfolio index would be rebalanced to a semi-variance of 8 or 80% of the semi-variance of the Stock CMAC.

        AIG Series Trust
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Since inception, $10,000 invested in Long Horizon Fund Class A shares would be valued at $9,915. The same amount invested in securities mirroring the performance of the Dow Jones Moderately Aggressive Index would be valued at $10,939.

                                     [CHART]

                         Long Horizon           Dow Jones Moderately
                         Fund Class A#            Aggressive Index
                   --------------------------   --------------------
    12/31/2005                9,425                  10,000
     1/31/2006                9,406                  10,395
     2/28/2006                9,463                  10,380
     3/31/2006                9,350                  10,579
     4/30/2006                9,369                  10,618
     5/31/2006                9,095                  10,291
     6/30/2006                9,095                  10,311
     7/31/2006                9,237                  10,218
     8/31/2006                9,500                  10,449
     9/30/2006                9,708                  10,605
    10/31/2006                9,915                  10,939



                      Class A            Class C
                 ------------------ ------------------
                 Average            Average
      Long       Annual  Cumulative Annual  Cumulative
  Horizon Fund   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ----------
1 Year Return       N/A      N/A       N/A      N/A
------------------------------------------------------
5 Year Return       N/A      N/A       N/A      N/A
------------------------------------------------------
10 Year Return      N/A      N/A       N/A      N/A
------------------------------------------------------
Since Inception* -0.85%    5.20%     3.60%    4.60%
------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 12/30/05; Class C: 12/30/05
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        AIG Series Trust
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Short Horizon Income Fund

Short Horizon Income Fund Class A shares returned 4.05%, for the period since inception ended October 31, 2006, slightly trailing its Dow Jones Target Today Index benchmark, which returned 4.94% during the period.

Economic growth decelerated in the latter half of the reporting period from a high of 5.6% Gross Domestic Product (GDP) growth in the first quarter of 2006, to 2.6% in the second quarter, and 2.2% in the third quarter. In light of decelerating growth and signs of substantial retrenchment in the housing market, the Federal Open Market Committee (FOMC) went on hold in August after raising the Federal Funds rate over 17 consecutive meetings.

The government bond markets largely reflected the developments in the real economy and Fed policy. The high GDP growth rate posted for the first quarter of 2006 contributed to a sharp drop in the government markets with the yield on 10-year Treasuries rising to 5.25% in June from 4.33% in January of 2006. The government market anticipated the FOMC's pause in policy rate action with longer-term yields declining prior to the August meeting. The yield curve inverted in mid-summer and remained so through the end of the period as the futures markets began to price in anticipated easing of Fed policy rates in 2007.

Overall, the reporting period provided a favorable environment for equities in the form of strong but decelerating economic growth and policy action on the part of the FOMC. Accordingly, the S&P 500 Index posted a strong 16.3% total return over the reporting period. Within the period, however, equity markets experienced pronounced swings. Notably, in May of 2006, the Index dropped from 1326 to 1224 as implied volatility spiked. In part, this drop reflected market concerns that investors had become overexposed to risky assets and vulnerable to a meaningful drop in liquidity. The FOMC's pause reduced concerns about liquidity, allowing the S&P 500 Index to recover strongly and closed at 1378 at the end of October.

The Fund is designed to provide attractive if muted potential returns while smoothing out volatility through exposure to both equities and U.S. Government securities. Unfortunately, the Fund launched during the first week in January and was not fully invested during a strong Market rally thus missing out potential equity returns. At the same time, U.S. Government Securities entered into a sluggish period turning in returns that were below short-term interest rates. The Fund's overweight position to equities contributed positively to relative performance while our overweight position in U.S. Government Securities hindered relative performance.

--------
Dow Jones Target Today Index: Target Date refers to the date that the invested capital will be needed. Standard Fiduciary practice for investments that have a target date for use is to reduce the risk in the portfolio as that date nears. The Dow Jones Target Date Indexes are appropriate for benchmarking balanced portfolios whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels. This systematic reduction of risk occurs beginning 35 years prior to a defined target date.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

        AIG Series Trust
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Since inception, $10,000 invested in Short Horizon Income Fund Class A shares would be valued at $9,806. The same amount invested in securities mirroring the performance of the Dow Jones Target Today Index would be valued at $10,494.

                                     [CHART]

                    Short Horizon Income Fund      Dow Jones Target
                              Class A#               Today Index
                    --------------------------    -------------------
    12/31/2005                 9,425                    10,000
     1/31/2006                 9,425                    10,092
     2/28/2006                 9,434                    10,117
     3/31/2006                 9,453                    10,145
     4/30/2006                 9,548                    10,166
     5/31/2006                 9,453                    10,124
     6/30/2006                 9,424                    10,155
     7/31/2006                 9,505                    10,198
     8/31/2006                 9,624                    10,317
     9/30/2006                 9,715                    10,397
    10/31/2006                 9,806                    10,494



                         Class A            Class C
                    ------------------ ------------------
                    Average            Average
       Short        Annual  Cumulative Annual  Cumulative
Horizon Income Fund Return   Return+   Return   Return+
------------------- ------- ---------- ------- ----------
1 Year Return          N/A      N/A       N/A      N/A
---------------------------------------------------------
5 Year Return          N/A      N/A       N/A      N/A
---------------------------------------------------------
10 Year Return         N/A      N/A       N/A      N/A
---------------------------------------------------------
Since Inception*    -1.94%    4.05%     2.46%    3.46%
---------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 12/30/05; Class C: 12/30/05
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

[LOGO] AIG SunAmerica
       Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees         Investment Adviser                       DISCLOSURE OF QUARTERLY
 Jeffrey S. Burum                                                   PORTFOLIO HOLDINGS
 Dr. Judith L. Craven         AIG SunAmerica Asset Management Corp. The Trust is required to
 William F. Devin           Harborside Financial                    file its com-plete
 Samuel M. Eisenstat          Center                                schedule of portfolio
 Stephen J. Gutman          3200 Plaza 5                            holdings with the U.S.
 Peter A. Harbeck           Jersey City, NJ                         Securities and Exchange
 William J. Shea              07311-4992                            Commission for its first
                                                                    and third fiscal quarters
Officers                   Distributor                              on Form N-Q. The Trust's
 Vincent M. Marra,          AIG SunAmerica Capital                  Forms N-Q are available
   President and Chief        Services, Inc.                        on the U.S. Securities
   Executive Officer        Harborside Financial                    and Exchange Commission
 Donna M. Handel,             Center                                website at www.sec.gov.
   Treasurer                3200 Plaza 5                            You can also review and
 James Nichols, Vice        Jersey City, NJ                         obtain copies of the
   President                  07311-4992                            Forms N-Q at the U.S.
 Gregory N. Bressler,                                               Securities and Ex-change
   Chief Legal Officer     Shareholder Servicing                    Commission Public
   and Secretary           Agent                                    Reference Room in
 Nori L. Gabert, Vice       AIG SunAmerica Fund                     Washington DC
   President and              Services, Inc.                        (information on the
   Assistant Secretary      Harborside Financial                    operation of the Public
 Cynthia Gibbons, Vice        Center                                Reference Room may be
   President and Chief      3200 Plaza 5                            obtained by calling
   Compliance Officer       Jersey City, NJ                         1-800-SEC-0330).
 Gregory R. Kingston,         07311-4992
   Vice President and                                               PROXY VOTING RECORD ON
   Assistant Treasurer     Custodian and Transfer                   FUND PORTFOLIO SECURITIES
 Corey A. Issing,          Agent                                    Information regarding how
   Assistant Secretary      State Street Bank and                   AIG Series Trust voted
 Kathleen Fuentes,            Trust Company                         proxies related to
   Assistant Secretary      P.O. Box 419572                         securities held in AIG
                            Kansas City, MO                         Series Trust during the
                              64141-6572                            most recent twelve month
                                                                    period ended June 30 is
                           VOTING PROXIES ON FUND                   available, once filed
                           PORTFOLIO SECURITIES                     with the U.S. Securities
                           A description of the                     and Exchange Commission,
                           policies and proce-dures                 without charge, upon
                           that the Trust uses to                   request, by calling
                           determine how to vote                    (800) 858-8850 or on the
                           proxies related to                       U.S. Securities and
                           securities held in a                     Exchange Commission
                           Fund's portfolio which is                website at
                           available in the Trust's                 http://www.sec.gov.
                           Statement of Additional
                           Information, may be                      This report is submitted
                           ob-tained without charge                 solely for the general
                           upon request, by calling                 information of
                           (800) 858-8850. The                      shareholders of the
                           in-formation is also                     Funds. Distribution of
                           available from the EDGAR                 this report to persons
                           database on the U.S.                     other than shareholders
                           Secu-rities and Exchange                 of the Funds is
                           Commission's website at                  authorized only in
                           http://www.sec.gov.                      con-nection with a
                                                                    currently effective
                                                                    pro-spectus, setting
                                                                    forth details of the
                                                                    Funds, which must precede
                                                                    or accom-pany this report.

                                    [GRAPHIC]



                                    [GRAPHIC]



[LOGO] AIG SunAmerica
       Mutual Funds
Distributed by:
AIG SunAmerica Capital Services, Inc.

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before investing.

www.sunamericafunds.com

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

Item 2.  Code of Ethics

         AIG Series Trust ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3.  Audit Committee Financial Expert.

         The registrant's Board of Trustees has determined that William J. Shea, the Chairman of the Registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                               2005        2006
         (a) Audit Fees ....................$  64,500   $ 111,280
         (b) Audit-Related Fees ............$  18,900   $       0
         (c) Tax Fees ......................$  19,500   $  32,750
         (d) All Other Fees ................$       0   $       0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the Registrant's principal accountant were as follows:

                                               2005           2006
         (a) Audit Fees ....................$       0   $             0
         (b) Audit-Related Fees ............$       0   $             0
         (c) Tax Fees ......................$       0   $             0
         (d) All Other Fees ................$       0   $             0


    (e) (1) The Registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the Registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the Registrant's audit committee charter.

          (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f)  Not Applicable.

    (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2006 and 2005 were $32,750 and $38,400, respectively.

    (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Series Trust

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: January 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: January 8, 2007

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: January 8, 2007